Statement of Investments
January 31, 2023 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—92.8%
CHINA—92.8%
Consumer Discretionary—10.4%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	54,595	$ 1,729,165
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(b)(c)	12,300	376,879
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	216,741	1,256,398
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	186,942	1,534,589
		4,897,031
Consumer Staples—18.9%
By-health Co. Ltd., A Shares(a)	195,688	669,573
Chacha Food Co. Ltd., A Shares(a)	83,100	562,429
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	96,193	1,133,647
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	197,700	955,503
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	13,763	3,774,462
Proya Cosmetics Co. Ltd., A Shares(a)	36,567	895,118
Wuliangye Yibin Co. Ltd., A Shares(a)	29,937	931,802
		8,922,534
Energy—0.0%
G3 Exploration Ltd.(c)(d)(e)	53,000	–
Financials—15.4%
Bank of Ningbo Co. Ltd., A Shares(a)	276,416	1,347,116
China International Capital Corp. Ltd., A Shares(a)	100,600	597,128
China International Capital Corp. Ltd., H Shares(b)	270,400	604,243
China Merchants Bank Co. Ltd., A Shares(a)	360,332	2,209,319
Ping An Bank Co. Ltd., A Shares(a)	432,500	964,303
Ping An Insurance Group Co. of China Ltd., A Shares(a)	201,037	1,524,433
		7,246,542
Health Care—10.3%
Aier Eye Hospital Group Co. Ltd., A Shares(a)	280,111	1,368,508
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	58,367	1,009,280
Hangzhou Tigermed Consulting Co. Ltd., H Shares(b)	14,800	194,141
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares(a)	108,855	682,093
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	32,810	1,622,590
		4,876,612
Industrials—15.7%
Centre Testing International Group Co. Ltd., A Shares(a)	445,188	1,568,250
Contemporary Amperex Technology Co. Ltd., A Shares(a)	27,179	1,885,817
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)(c)	200,400	415,905
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	180,052	705,765
Shanghai International Airport Co. Ltd., A Shares(a)(c)	32,910	295,739
Shanghai M&G Stationery, Inc., A Shares(a)	124,080	988,057
Shares		Value

Shenzhen Inovance Technology Co. Ltd., A Shares(a)	62,489	$ 661,404
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	44,978	871,076
		7,392,013
Information Technology—16.3%
Glodon Co. Ltd., A Shares(a)	154,289	1,497,095
Hundsun Technologies, Inc., A Shares(a)	152,495	1,069,581
LONGi Green Energy Technology Co. Ltd., A Shares(a)(c)	189,788	1,360,865
Luxshare Precision Industry Co. Ltd., A Shares(a)	195,370	946,394
Maxscend Microelectronics Co. Ltd., A Shares(a)	28,380	565,429
NAURA Technology Group Co. Ltd., A Shares(a)	7,500	261,876
SG Micro Corp., A Shares(a)	14,410	381,466
Venustech Group, Inc., A Shares(a)	184,500	816,915
Yonyou Network Technology Co. Ltd., A Shares(a)	214,299	780,793
		7,680,414
Materials—4.0%
Anhui Conch Cement Co. Ltd., A Shares(a)	121,356	529,980
Wanhua Chemical Group Co. Ltd., A Shares(a)	53,917	773,761
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(a)	24,020	557,940
		1,861,681
Real Estate—1.8%
China Vanke Co. Ltd., A Shares(a)	309,673	840,036
Total China		43,716,863
Total Common Stocks		43,716,863
EXCHANGE-TRADED FUNDS—1.9%
KraneShares Bosera MSCI China A 50 Connect Index ETF	31,521	902,446
Total Exchange-Traded Funds		902,446
SHORT-TERM INVESTMENT—5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(f)	2,474,815	2,474,815
Total Short-Term Investment		2,474,815
Total Investments (Cost $52,863,894)—100.0%		47,094,124
Other Assets in Excess of Liabilities—0.0%		15,285
Net Assets—100.0%		$47,109,409

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Illiquid security.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—0.8%
Materials—0.8%
BHP Group Ltd., ADR	12,900	$ 904,935
BRAZIL—2.0%
Industrials—1.2%
CCR SA	555,600	1,287,130
Materials—0.8%
Vale SA, ADR	48,100	898,508
Total Brazil		2,185,638
CANADA—2.6%
Energy—1.4%
Enbridge, Inc.	39,000	1,597,830
Materials—1.2%
Barrick Gold Corp.	64,800	1,266,840
Total Canada		2,864,670
CHINA—2.2%
Financials—1.3%
Ping An Insurance Group Co. of China Ltd., H Shares	184,000	1,429,257
Real Estate—0.9%
China Vanke Co. Ltd., H Shares	498,900	1,008,526
Total China		2,437,783
DENMARK—1.0%
Financials—1.0%
Tryg A/S	49,300	1,131,341
FINLAND—2.1%
Financials—1.3%
Nordea Bank Abp	121,400	1,419,213
Information Technology—0.8%
Nokia OYJ	181,800	862,007
Total Finland		2,281,220
FRANCE—7.2%
Consumer Discretionary—1.4%
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,571,356
Consumer Staples—1.3%
Danone SA	25,800	1,414,853
Energy—1.5%
TotalEnergies SE, ADR	26,000	1,613,040
Health Care—1.1%
Sanofi	12,767	1,250,201
Industrials—1.0%
Alstom SA	38,322	1,139,511
Information Technology—0.9%
Teleperformance	3,750	1,042,450
Total France		8,031,411
GERMANY—4.0%
Financials—1.3%
Deutsche Boerse AG	8,000	1,431,538
Materials—1.2%
Linde PLC	3,900	1,290,197
Shares		Value

Utilities—1.5%
RWE AG	37,900	$ 1,687,265
Total Germany		4,409,000
HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	18,700	841,081
ITALY—1.4%
Utilities—1.4%
Enel SpA	260,200	1,532,089
JAPAN—2.1%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	199,500	1,461,314
Real Estate—0.8%
GLP J-REIT	800	905,248
Total Japan		2,366,562
NETHERLANDS—3.8%
Consumer Staples—1.3%
Heineken NV	14,600	1,459,108
Information Technology—2.5%
ASML Holding NV	1,900	1,257,130
BE Semiconductor Industries NV	21,400	1,530,664
		2,787,794
Total Netherlands		4,246,902
NORWAY—0.9%
Communication Services—0.9%
Telenor ASA	92,700	970,440
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	157,000	1,551,215
SOUTH KOREA—1.3%
Materials—1.3%
LG Chem Ltd.	2,540	1,433,583
SPAIN—1.5%
Industrials—1.5%
Ferrovial SA	55,210	1,629,151
SWITZERLAND—2.5%
Financials—1.4%
Zurich Insurance Group AG	3,150	1,557,765
Health Care—1.1%
Roche Holding AG	4,000	1,248,681
Total Switzerland		2,806,446
TAIWAN—1.1%
Information Technology—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,270,401
UNITED KINGDOM—4.9%
Communication Services—1.0%
Vodafone Group PLC, ADR	89,700	1,038,726
Consumer Discretionary—0.6%
Taylor Wimpey PLC	480,100	696,587

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—2.3%
AstraZeneca PLC, ADR	21,400	$ 1,398,918
Dechra Pharmaceuticals PLC	32,371	1,148,075
		2,546,993
Industrials—1.0%
Melrose Industries PLC	640,726	1,129,707
Total United Kingdom		5,412,013
UNITED STATES—53.8%
Communication Services—1.6%
Alphabet, Inc., Class C(a)	17,600	1,757,712
Consumer Discretionary—7.8%
Aptiv PLC(a)	10,100	1,142,209
Genuine Parts Co.	9,100	1,527,162
Las Vegas Sands Corp.(a)	15,100	890,900
Lowe's Cos., Inc.	7,500	1,561,875
Target Corp.	9,400	1,618,116
TJX Cos., Inc. (The)	22,400	1,833,664
		8,573,926
Consumer Staples—5.2%
Coca-Cola Co. (The)	26,600	1,631,112
Kraft Heinz Co. (The)	27,300	1,106,469
Mondelez International, Inc., Class A	25,600	1,675,264
Nestle SA	11,000	1,342,100
		5,754,945
Energy—2.2%
New Fortress Energy, Inc.	24,800	961,992
Williams Cos., Inc. (The)	46,600	1,502,384
		2,464,376
Financials—6.4%
Bank of America Corp.	33,900	1,202,772
Blackstone, Inc., Class A	9,500	911,620
Goldman Sachs Group, Inc. (The)	3,800	1,390,078
Huntington Bancshares, Inc.	76,400	1,158,988
Intercontinental Exchange, Inc.	11,600	1,247,580
JPMorgan Chase & Co.	8,500	1,189,660
		7,100,698
Health Care—8.4%
AbbVie, Inc.	11,100	1,640,025
Baxter International, Inc.	17,400	795,006
Bristol-Myers Squibb Co.	18,000	1,307,700
CVS Health Corp.	12,000	1,058,640
Eli Lilly & Co.	3,200	1,101,280
Medtronic PLC	13,600	1,138,184
Merck & Co., Inc.	10,200	1,095,582
UnitedHealth Group, Inc.	2,400	1,198,056
		9,334,473
Industrials—4.2%
FedEx Corp.	6,300	1,221,318
Shares		Value

Norfolk Southern Corp.	4,400	$ 1,081,564
Schneider Electric SE	9,400	1,524,826
Stanley Black & Decker, Inc.	9,600	857,376
		4,685,084
Information Technology—11.7%
Amdocs Ltd.	16,100	1,480,073
Analog Devices, Inc.	7,600	1,303,172
Apple, Inc.	23,800	3,434,102
Broadcom, Inc.	2,700	1,579,527
Cisco Systems, Inc.	26,800	1,304,356
Fidelity National Information Services, Inc.	15,200	1,140,608
Microsoft Corp.	11,000	2,725,910
		12,967,748
Materials—1.0%
Air Products & Chemicals, Inc.	3,400	1,089,734
Real Estate—2.3%
American Tower Corp., REIT	6,100	1,362,679
Gaming and Leisure Properties, Inc., REIT	22,800	1,221,168
		2,583,847
Utilities—3.0%
CMS Energy Corp.	16,800	1,061,592
FirstEnergy Corp.	25,700	1,052,415
NextEra Energy, Inc.	15,900	1,186,617
		3,300,624
Total United States		59,613,167
Total Common Stocks		107,919,048
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	32,000	1,435,970
Total Preferred Stocks		1,435,970
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(b)	2,221,982	2,221,982
Total Short-Term Investment		2,221,982
Total Investments (Cost $90,137,380)—100.7%		111,577,000
Liabilities in Excess of Other Assets—(0.7%)		(814,985)
Net Assets—100.0%		$110,762,015

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Dynamic Dividend Fund

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/19/2023	Royal Bank of Canada	USD	8,696,976	EUR	8,000,000	$8,738,379	$(41,403)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Emerging Markets SMA Completion Fund

Shares		Value
COMMON STOCKS—80.2%
AUSTRIA—3.5%
Materials—3.5%
Mondi PLC	491	$ 9,171
BRAZIL—6.6%
Consumer Staples—3.2%
Raia Drogasil SA	1,732	8,472
Financials—3.4%
B3 SA - Brasil Bolsa Balcao	3,427	8,749
Total Brazil		17,221
CHINA—37.0%
Consumer Discretionary—6.0%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	500	15,832
Consumer Staples—9.1%
Budweiser Brewing Co. APAC Ltd.(b)	3,800	11,990
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	1,000	11,782
		23,772
Health Care—5.7%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	300	14,832
Industrials—3.6%
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	2,400	9,405
Information Technology—8.3%
LONGi Green Energy Technology Co. Ltd., A Shares(a)(c)	1,800	12,903
Yonyou Network Technology Co. Ltd., A Shares(a)	2,400	8,742
		21,645
Real Estate—4.3%
China Resources Land Ltd.	2,370	11,358
Total China		96,844
INDONESIA—7.7%
Communication Services—3.2%
Telkom Indonesia Persero Tbk PT	32,400	8,374
Financials—4.5%
Bank Central Asia Tbk PT	20,800	11,804
Total Indonesia		20,178
MEXICO—6.8%
Financials—6.8%
Grupo Financiero Banorte SAB de CV, Class O	2,153	17,837
SOUTH KOREA—10.8%
Industrials—3.5%
Samsung Engineering Co. Ltd.(c)	429	9,053
Materials—7.3%
LG Chem Ltd.	34	19,190
Total South Korea		28,243
THAILAND—7.8%
Energy—3.6%
PTT Exploration & Production PCL, Foreign Shares	1,800	9,396
Financials—4.2%
Kasikornbank PCL, Foreign Shares	2,500	11,026
Total Thailand		20,422
Total Common Stocks		209,916
Shares		Value
PREFERRED STOCKS—17.9%
SOUTH KOREA—17.9%
Information Technology—17.9%
Samsung Electronics Co. Ltd.	1,048	$ 47,028
Total Preferred Stocks		47,028
SHORT-TERM INVESTMENT—73.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(d)	192,032	192,032
Total Short-Term Investment		192,032
Total Investments (Cost $455,151)—171.5%		448,976
Liabilities in Excess of Other Assets—(71.5%)		(187,221)
Net Assets—100.0%		$261,755

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—1.6%
Materials—1.6%
BHP Group Ltd.	12,126	$ 423,986
AUSTRIA—1.1%
Materials—1.1%
Mondi PLC	15,480	289,138
BRAZIL—7.8%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	273	322,601
Consumer Staples—2.1%
Raia Drogasil SA	115,676	565,813
Energy—1.3%
3R Petroleum Oleo E Gas SA(a)	40,173	354,777
Financials—1.0%
B3 SA - Brasil Bolsa Balcao	106,487	271,866
Industrials—2.2%
Localiza Rent a Car SA(a)	24,835	289,676
WEG SA	40,010	301,397
		591,073
Total Brazil		2,106,130
CHILE—0.8%
Financials—0.8%
Banco Santander Chile, ADR	12,689	214,571
FRANCE—1.8%
Energy—1.8%
TotalEnergies SE	7,747	478,925
INDIA—21.1%
Consumer Discretionary—0.9%
Maruti Suzuki India Ltd.	2,374	258,930
Consumer Staples—3.7%
Hindustan Unilever Ltd.	17,105	539,648
ITC Ltd.	106,990	462,056
		1,001,704
Financials—7.0%
Housing Development Finance Corp. Ltd.	22,180	715,634
Kotak Mahindra Bank Ltd.	25,410	540,734
Piramal Enterprises Ltd.	9,800	103,024
SBI Life Insurance Co. Ltd.(b)	36,037	538,180
		1,897,572
Health Care—1.4%
Piramal Pharma Ltd.(a)	39,200	50,196
Syngene International Ltd.(b)	47,008	326,510
		376,706
Industrials—1.1%
Larsen & Toubro Ltd.	11,824	307,307
Information Technology—2.3%
Infosys Ltd.	21,046	396,472
Tata Consultancy Services Ltd.	5,271	217,541
		614,013
Materials—1.8%
Asian Paints Ltd.	5,720	191,307
UltraTech Cement Ltd.	3,308	287,049
		478,356
Shares		Value

Real Estate—1.0%
Godrej Properties Ltd.(a)	19,074	$ 277,027
Utilities—1.9%
Power Grid Corp. of India Ltd.	193,605	516,980
Total India		5,728,595
INDONESIA—4.1%
Communication Services—1.0%
Telkom Indonesia Persero Tbk PT	1,058,200	273,473
Financials—2.2%
Bank Central Asia Tbk PT	523,300	296,977
Bank Rakyat Indonesia Persero Tbk PT	986,000	302,375
		599,352
Utilities—0.9%
ReNew Energy Global PLC, Class A(a)	39,949	239,694
Total Indonesia		1,112,519
ISRAEL—0.6%
Information Technology—0.6%
Nova Ltd.(a)	1,867	169,337
ITALY—1.6%
Consumer Staples—1.6%
Coca-Cola HBC AG	17,785	432,200
KAZAKHSTAN—1.0%
Financials—1.0%
Kaspi.KZ JSC, GDR	3,701	271,283
MEXICO—5.5%
Consumer Staples—1.3%
Fomento Economico Mexicano SAB de CV, ADR	4,023	353,219
Financials—1.9%
Grupo Financiero Banorte SAB de CV, Class O	62,618	518,755
Industrials—1.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,828	279,635
Materials—1.3%
Southern Copper Corp.	4,590	345,214
Total Mexico		1,496,823
NETHERLANDS—2.0%
Information Technology—2.0%
ASM International NV	620	209,687
ASML Holding NV	506	334,794
		544,481
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	2,007	269,540
PHILIPPINES—0.8%
Financials—0.8%
Bank of the Philippine Islands	119,910	230,887
POLAND—2.2%
Consumer Staples—1.0%
Dino Polska SA(a)(b)	3,076	278,669
Industrials—1.2%
InPost SA(a)	34,479	332,968
Total Poland		611,637

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA—4.2%
Energy—1.9%
Saudi Arabian Oil Co.(b)	57,471	$ 507,037
Financials—2.3%
Al Rajhi Bank(a)	18,569	407,613
Saudi Tadawul Group Holding Co.	5,430	235,266
		642,879
Total Saudi Arabia		1,149,916
SOUTH AFRICA—2.4%
Communication Services—0.7%
Vodacom Group Ltd.	28,491	200,231
Financials—0.8%
Sanlam Ltd.	69,388	224,514
Materials—0.9%
Anglo American Platinum Ltd.	3,100	230,550
Total South Africa		655,295
SOUTH KOREA—14.2%
Financials—1.3%
KB Financial Group, Inc., ADR	7,759	355,595
Health Care—0.9%
Samsung Biologics Co. Ltd.(a)(b)	367	236,965
Industrials—1.7%
Samsung Engineering Co. Ltd.(a)	21,811	460,300
Information Technology—8.1%
Samsung Electronics Co. Ltd., GDR	1,644	1,840,205
Samsung SDI Co. Ltd., GDR(b)(c)	2,549	355,922
		2,196,127
Materials—2.2%
LG Chem Ltd.	1,067	602,218
Total South Korea		3,851,205
TAIWAN—17.3%
Consumer Discretionary—3.1%
Makalot Industrial Co. Ltd.	33,000	240,921
momo.com, Inc.	9,600	255,471
Poya International Co. Ltd.	19,190	333,307
		829,699
Information Technology—14.2%
Chroma ATE, Inc.	37,000	229,611
Delta Electronics, Inc.	60,000	581,848
Hon Hai Precision Industry Co. Ltd.	173,000	576,909
Taiwan Semiconductor Manufacturing Co. Ltd.	118,200	2,476,282
		3,864,650
Total Taiwan		4,694,349
THAILAND—3.7%
Energy—1.3%
PTT Exploration & Production PCL, Foreign Shares	65,800	343,481
Financials—1.5%
Kasikornbank PCL, Foreign Shares	94,000	414,581
Materials—0.9%
SCG Packaging PCL, Foreign Shares	156,300	248,416
Total Thailand		1,006,478
Shares		Value

TURKEY—1.0%
Consumer Staples—1.0%
Coca-Cola Icecek AS	27,105	$ 264,355
UNITED ARAB EMIRATES—1.1%
Consumer Discretionary—1.1%
Americana Restaurants International PLC(a)	331,792	306,773
UNITED STATES—0.5%
Information Technology—0.5%
Globant SA(a)	870	141,097
Total Common Stocks		26,449,520
PREFERRED STOCKS—1.0%
BRAZIL—1.0%
Financials—1.0%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	98,138	273,805
Total Preferred Stocks		273,805
SHORT-TERM INVESTMENT—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(d)	604,936	604,936
Total Short-Term Investment		604,936
Total Investments (Cost $27,409,500)—100.6%		27,328,261
Liabilities in Excess of Other Assets—(0.6%)		(157,045)
Net Assets—100.0%		$27,171,216

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—91.2%
AUSTRIA—1.1%
Materials—1.1%
Mondi PLC	1,397,499	$ 26,102,711
BRAZIL—4.8%
Consumer Discretionary—1.0%
MercadoLibre, Inc.(a)	19,663	23,235,571
Consumer Staples—1.1%
Raia Drogasil SA	5,216,242	25,514,506
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	10,167,727	25,958,620
Industrials—1.6%
Rumo SA	5,352,998	19,381,854
WEG SA	2,623,162	19,760,399
		39,142,253
Total Brazil		113,850,950
CHILE—0.5%
Financials—0.5%
Banco Santander Chile, ADR	748,435	12,656,036
CHINA—30.8%
Communication Services—7.8%
Meituan, Class B(a)(b)	1,769,770	39,564,760
Tencent Holdings Ltd.	3,005,900	146,474,229
		186,038,989
Consumer Discretionary—11.1%
Alibaba Group Holding Ltd.(a)	7,935,300	109,099,736
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(c)	552,803	17,503,785
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(b)	651,500	19,962,311
JD.com, Inc., A Shares(c)	1,892,419	56,192,264
Li Auto, Inc., Class A(a)	96,200	135,936
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	4,803,611	39,421,286
Zhongsheng Group Holdings Ltd.	3,761,000	21,280,438
		263,595,756
Consumer Staples—4.7%
Budweiser Brewing Co. APAC Ltd.(b)	13,703,800	43,239,849
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(c)	2,549,875	30,042,151
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	136,106	37,316,170
		110,598,170
Health Care—2.9%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	726,997	35,942,885
Wuxi Biologics Cayman, Inc.(a)(b)	3,855,000	32,190,794
		68,133,679
Industrials—0.9%
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	5,477,233	21,463,546
Shares		Value

Information Technology—2.2%
LONGi Green Energy Technology Co. Ltd., A Shares(a)(c)	4,636,917	$ 33,239,422
Yonyou Network Technology Co. Ltd., A Shares(c)	5,040,918	18,361,299
		51,600,721
Real Estate—1.2%
China Resources Land Ltd.	6,084,000	29,157,896
Total China		730,588,757
FRANCE—1.9%
Energy—1.9%
TotalEnergies SE	710,269	43,909,367
HONG KONG—3.6%
Financials—3.6%
AIA Group Ltd.	5,459,000	61,728,431
Hong Kong Exchanges & Clearing Ltd.	540,265	24,299,811
		86,028,242
INDIA—14.8%
Consumer Discretionary—1.0%
Maruti Suzuki India Ltd.	220,994	24,103,661
Consumer Staples—1.7%
Hindustan Unilever Ltd.	1,312,472	41,407,368
Financials—7.8%
Housing Development Finance Corp. Ltd.	2,729,489	88,066,474
Kotak Mahindra Bank Ltd.	2,068,830	44,025,415
SBI Life Insurance Co. Ltd.(b)	3,553,448	53,067,537
		185,159,426
Information Technology—1.5%
Tata Consultancy Services Ltd.	839,860	34,662,026
Materials—1.2%
UltraTech Cement Ltd.	327,020	28,376,860
Utilities—1.6%
Power Grid Corp. of India Ltd.	14,422,007	38,510,816
Total India		352,220,157
INDONESIA—3.7%
Communication Services—1.0%
Telkom Indonesia Persero Tbk PT	95,696,600	24,731,121
Financials—2.7%
Bank Central Asia Tbk PT	55,849,600	31,695,148
Bank Rakyat Indonesia Persero Tbk PT	105,443,044	32,335,988
		64,031,136
Total Indonesia		88,762,257
MEXICO—5.8%
Consumer Staples—1.7%
Fomento Economico Mexicano SAB de CV, ADR	458,834	40,285,625
Financials—2.0%
Grupo Financiero Banorte SAB de CV, Class O	5,704,593	47,259,314
Industrials—1.1%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	955,616	25,893,309
Materials—1.0%
Southern Copper Corp.	317,007	23,842,096
Total Mexico		137,280,344

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
NETHERLANDS—1.7%
Information Technology—1.7%
ASM International NV	54,570	$ 18,455,898
ASML Holding NV	32,882	21,756,298
		40,212,196
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	88,980	11,950,015
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	986,507	–
Novatek PJSC(d)(e)	3,278,243	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—1.4%
Financials—1.4%
Al Rajhi Bank(a)	1,518,894	33,341,614
SOUTH AFRICA—2.3%
Financials—1.1%
Sanlam Ltd.	7,939,226	25,688,415
Materials—1.2%
Anglo American Platinum Ltd.	392,813	29,213,925
Total South Africa		54,902,340
SOUTH KOREA—3.9%
Industrials—1.6%
Samsung Engineering Co. Ltd.(a)	1,866,173	39,383,818
Materials—2.3%
LG Chem Ltd.	96,037	54,203,568
Total South Korea		93,587,386
TAIWAN—10.3%
Information Technology—10.3%
Delta Electronics, Inc.	3,245,000	31,468,269
Hon Hai Precision Industry Co. Ltd.	10,122,000	33,754,155
Taiwan Semiconductor Manufacturing Co. Ltd.	10,107,017	178,356,321
		243,578,745
THAILAND—2.3%
Energy—1.1%
PTT Exploration & Production PCL, Foreign Shares	5,080,100	26,518,495
Financials—1.2%
Kasikornbank PCL, Foreign Shares	6,547,800	28,878,665
Total Thailand		55,397,160
UNITED ARAB EMIRATES—1.1%
Consumer Discretionary—1.1%
Americana Restaurants International PLC(a)	28,579,189	26,424,137
UNITED STATES—0.7%
Information Technology—0.7%
Globant SA(a)	106,981	17,350,179
Total Common Stocks		2,168,142,593
Shares		Value
PREFERRED STOCKS—7.0%
BRAZIL—1.0%
Financials—1.0%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	8,770,950	$ 24,470,951
SOUTH KOREA—6.0%
Information Technology—6.0%
Samsung Electronics Co. Ltd.	3,146,440	141,193,570
Total Preferred Stocks		165,664,521
SHORT-TERM INVESTMENT—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(f)	42,508,574	42,508,574
Total Short-Term Investment		42,508,574
Total Investments (Cost $2,274,768,509)—100.0%		2,376,315,688
Liabilities in Excess of Other Assets—(0.0%)		(402,280)
Net Assets—100.0%		$2,375,913,408

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2023.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—92.0%
AUSTRIA—1.1%
Materials—1.1%
Mondi PLC	53,546	$ 1,000,141
BRAZIL—6.6%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	965	1,140,331
Consumer Staples—2.4%
Adecoagro SA	102,134	863,032
Raia Drogasil SA	288,283	1,410,096
		2,273,128
Industrials—1.7%
WEG SA	207,676	1,564,433
Real Estate—1.3%
Multiplan Empreendimentos Imobiliarios SA	249,642	1,169,943
Total Brazil		6,147,835
CHILE—1.6%
Financials—1.6%
Banco Santander Chile, ADR	88,719	1,500,238
CHINA—32.7%
Communication Services—6.1%
Meituan, Class B(a)(b)	11,020	246,362
Tencent Holdings Ltd.	110,200	5,369,926
		5,616,288
Consumer Discretionary—13.1%
Alibaba Group Holding Ltd.(a)	342,100	4,703,416
China Tourism Group Duty Free Corp. Ltd., H Shares(a)(c)	43,300	1,326,735
JD.com, Inc., A Shares(c)	77,700	2,307,174
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	199,329	1,635,812
Tongcheng Travel Holdings Ltd.(a)	430,400	975,205
Zhongsheng Group Holdings Ltd.	209,000	1,182,561
		12,130,903
Health Care—3.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	30,931	1,529,235
Wuxi Biologics Cayman, Inc.(a)(b)	174,000	1,452,970
		2,982,205
Industrials—5.5%
Centre Testing International Group Co. Ltd., A Shares(c)	299,380	1,054,320
Contemporary Amperex Technology Co. Ltd., A Shares(c)	17,700	1,227,770
Estun Automation Co. Ltd., A Shares(c)	338,794	1,313,320
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	201,116	788,110
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	707,000	722,333
		5,105,853
Information Technology—4.0%
Glodon Co. Ltd., A Shares(c)	122,440	1,187,724
Hundsun Technologies, Inc., A Shares(c)	186,926	1,310,707
LONGi Green Energy Technology Co. Ltd., A Shares(a)(c)	167,587	1,201,336
		3,699,767
Shares		Value

Real Estate—0.8%
China Vanke Co. Ltd., H Shares	375,100	$ 758,264
Total China		30,293,280
HONG KONG—4.9%
Consumer Staples—1.0%
Vitasoy International Holdings Ltd.	440,000	934,754
Financials—3.9%
AIA Group Ltd.	220,300	2,491,074
Hong Kong Exchanges & Clearing Ltd.	25,800	1,160,421
		3,651,495
Total Hong Kong		4,586,249
INDIA—14.7%
Consumer Discretionary—1.1%
Crompton Greaves Consumer Electricals Ltd.	243,777	986,013
Consumer Staples—1.7%
Hindustan Unilever Ltd.	49,507	1,561,904
Financials—6.3%
Housing Development Finance Corp. Ltd.	97,909	3,159,016
Kotak Mahindra Bank Ltd.	52,122	1,109,174
SBI Life Insurance Co. Ltd.(b)	104,610	1,562,256
		5,830,446
Health Care—0.9%
Syngene International Ltd.(b)	123,780	859,757
Information Technology—1.6%
Tata Consultancy Services Ltd.	36,097	1,489,766
Materials—0.8%
Asian Paints Ltd.	23,129	773,556
Utilities—2.3%
Power Grid Corp. of India Ltd.	803,235	2,144,864
Total India		13,646,306
INDONESIA—3.9%
Communication Services—1.0%
Telkom Indonesia Persero Tbk PT(d)	3,676,400	950,102
Financials—2.0%
Bank Central Asia Tbk PT(d)	2,479,000	1,406,855
Bank Rakyat Indonesia Persero Tbk PT	1,515,900	463,163
		1,870,018
Utilities—0.9%
ReNew Energy Global PLC, Class A(a)	132,293	793,758
Total Indonesia		3,613,878
KAZAKHSTAN—1.1%
Financials—1.1%
Kaspi.KZ JSC, GDR(b)(d)	13,814	1,015,483
MEXICO—4.8%
Consumer Staples—2.1%
Arca Continental SAB de CV	221,029	1,949,652
Financials—2.7%
Grupo Financiero Banorte SAB de CV, Class O	303,728	2,516,214
Total Mexico		4,465,866

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
NETHERLANDS—2.3%
Information Technology—2.3%
ASM International NV	3,296	$ 1,114,727
ASML Holding NV	1,547	1,023,569
		2,138,296
PHILIPPINES—1.0%
Real Estate—1.0%
Ayala Land, Inc.	1,723,300	929,482
POLAND—1.2%
Industrials—1.2%
InPost SA(a)	111,015	1,072,086
SAUDI ARABIA—1.7%
Financials—1.7%
Al Rajhi Bank(a)	71,330	1,565,782
SOUTH AFRICA—1.3%
Financials—1.3%
Sanlam Ltd.	360,244	1,165,617
SOUTH KOREA—2.6%
Materials—2.6%
LG Chem Ltd.	4,246	2,396,455
TAIWAN—10.5%
Information Technology—10.5%
Chroma ATE, Inc.	176,000	1,092,204
Hon Hai Precision Industry Co. Ltd.	405,000	1,350,566
Taiwan Semiconductor Manufacturing Co. Ltd.	413,000	7,288,121
		9,730,891
Total Common Stocks		85,267,885
PREFERRED STOCKS—7.4%
BRAZIL—1.1%
Financials—1.1%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	346,907	967,870
SOUTH KOREA—6.3%
Information Technology—6.3%
Samsung Electronics Co. Ltd.	130,226	5,843,771
Total Preferred Stocks		6,811,641
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(e)	983,244	983,244
Total Short-Term Investment		983,244
Total Investments (Cost $103,316,325)—100.4%		93,062,770
Liabilities in Excess of Other Assets—(0.4%)		(408,441)
Net Assets—100.0%		$92,654,329

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—97.6%
BRAZIL—1.2%
Financials—1.2%
Banco Bradesco SA	244,125	$ 606,910
CHINA—1.8%
Health Care—1.8%
Wuxi Biologics Cayman, Inc.(a)(b)	110,500	922,719
DENMARK—7.0%
Health Care—4.9%
Novo Nordisk AS, Class B	18,574	2,570,452
Industrials—1.2%
Vestas Wind Systems AS	21,515	629,563
Utilities—0.9%
Orsted AS(a)	5,008	445,972
Total Denmark		3,645,987
FRANCE—3.2%
Financials—3.2%
AXA SA	53,986	1,684,310
HONG KONG—4.0%
Financials—4.0%
AIA Group Ltd.	182,900	2,068,168
INDIA—4.2%
Financials—4.2%
Housing Development Finance Corp. Ltd.	67,395	2,174,488
INDONESIA—3.7%
Financials—2.4%
Bank Rakyat Indonesia Persero Tbk PT	4,079,695	1,251,111
Utilities—1.3%
ReNew Energy Global PLC, Class A(b)	116,383	698,298
Total Indonesia		1,949,409
ISRAEL—1.0%
Industrials—1.0%
Kornit Digital Ltd.(b)	20,019	504,679
KENYA—1.5%
Communication Services—1.5%
Safaricom PLC	4,229,783	798,393
MEXICO—1.7%
Financials—1.7%
Gentera SAB de CV	734,896	896,838
NETHERLANDS—3.8%
Information Technology—2.8%
ASML Holding NV	2,176	1,439,745
Materials—1.0%
Koninklijke DSM NV	4,298	552,732
Total Netherlands		1,992,477
REPUBLIC OF IRELAND—1.8%
Industrials—1.8%
Kingspan Group PLC	14,260	917,147
SOUTH AFRICA—0.9%
Consumer Staples—0.9%
Clicks Group Ltd.	30,844	470,424
Shares		Value

SOUTH KOREA—3.0%
Information Technology—3.0%
Samsung SDI Co. Ltd.	2,841	$ 1,592,102
TAIWAN—1.2%
Industrials—1.2%
Voltronic Power Technology Corp.	12,610	638,119
UNITED KINGDOM—8.2%
Health Care—4.4%
AstraZeneca PLC	17,318	2,268,874
Industrials—2.8%
RELX PLC	48,390	1,437,614
Utilities—1.0%
SSE PLC	25,757	549,774
Total United Kingdom		4,256,262
UNITED STATES—49.4%
Consumer Discretionary—1.6%
Coursera, Inc.(b)	53,200	848,540
Consumer Staples—1.3%
Darling Ingredients, Inc.(b)	10,217	677,285
Financials—3.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,242	1,337,692
Live Oak Bancshares, Inc.	15,857	542,785
		1,880,477
Health Care—11.2%
GSK PLC	51,033	896,395
Insulet Corp.(b)	3,905	1,121,985
Merck & Co., Inc.	15,173	1,629,732
UnitedHealth Group, Inc.	4,344	2,168,481
		5,816,593
Industrials—13.2%
Johnson Controls International PLC	19,309	1,343,327
Schneider Electric SE	14,664	2,378,729
Shoals Technologies Group, Inc., Class A(b)	24,873	693,708
Tetra Tech, Inc.	15,752	2,449,751
		6,865,515
Information Technology—2.7%
Analog Devices, Inc.	8,140	1,395,766
Materials—3.2%
Crown Holdings, Inc.	18,753	1,653,265
Real Estate—10.4%
American Tower Corp., REIT	5,539	1,237,357
Equinix, Inc., REIT	2,489	1,837,205
Prologis, Inc., REIT	18,013	2,328,721
		5,403,283
Utilities—2.2%
NextEra Energy, Inc.	15,339	1,144,750
Total United States		25,685,474
Total Common Stocks		50,803,906

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	604,168	$ 604,168
Total Short-Term Investment		604,168
Total Investments (Cost $45,884,508)—98.8%		51,408,074
Other Assets in Excess of Liabilities—1.2%		614,136
Net Assets—100.0%		$52,022,210

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.2%
ARGENTINA—2.1%
Industrials—1.2%
Corp. America Airports SA(a)	63,359	$ 597,475
Materials—0.9%
Loma Negra Cia Industrial Argentina SA, ADR	66,800	476,284
Total Argentina		1,073,759
BRAZIL—5.4%
Industrials—4.4%
CCR SA	603,900	1,399,023
Rumo SA	218,100	789,685
		2,188,708
Utilities—1.0%
Omega Energia SA(a)	294,907	512,978
Total Brazil		2,701,686
CANADA—6.1%
Energy—3.0%
Enbridge, Inc.	37,000	1,514,983
Industrials—2.3%
Canadian Pacific Railway Ltd.	14,500	1,144,050
Utilities—0.8%
Algonquin Power & Utilities Corp.	52,000	379,091
Total Canada		3,038,124
CHINA—1.6%
Industrials—1.1%
COSCO SHIPPING Ports Ltd.	733,775	555,105
Information Technology—0.5%
GDS Holdings Ltd., ADR(a)	10,400	242,840
Total China		797,945
COLOMBIA—0.6%
Communication Services—0.6%
Millicom International Cellular SA, SDR(a)	18,610	318,852
FRANCE—11.9%
Industrials—7.1%
Eiffage SA	11,000	1,174,916
Getlink SE	52,900	894,739
Vinci SA	13,200	1,491,462
		3,561,117
Utilities—4.8%
Engie SA	93,100	1,322,007
Veolia Environnement SA	37,000	1,098,251
		2,420,258
Total France		5,981,375
GERMANY—3.9%
Industrials—1.2%
Fraport AG Frankfurt Airport Services Worldwide(a)	10,900	620,332
Utilities—2.7%
RWE AG	30,000	1,335,566
Total Germany		1,955,898
INDONESIA—0.9%
Communication Services—0.9%
Sarana Menara Nusantara Tbk PT	5,845,200	437,781
Shares		Value

ITALY—5.8%
Communication Services—2.0%
Infrastrutture Wireless Italiane SpA(b)	92,200	$ 1,010,399
Materials—1.4%
Buzzi Unicem SpA	31,200	702,567
Utilities—2.4%
Enel SpA	203,500	1,198,233
Total Italy		2,911,199
JAPAN—0.7%
Industrials—0.7%
East Japan Railway Co.	6,100	340,125
LUXEMBOURG—1.1%
Communication Services—1.1%
SES SA	74,100	575,026
MALAYSIA—1.8%
Industrials—1.8%
Malaysia Airports Holdings Bhd(a)	550,100	911,885
MEXICO—3.2%
Industrials—3.2%
Grupo Aeroportuario del Centro Norte SAB de CV	70,900	647,759
Promotora y Operadora de Infraestructura SAB de CV	96,400	940,835
		1,588,594
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	46,300	484,697
PHILIPPINES—2.4%
Industrials—2.4%
International Container Terminal Services, Inc.	318,200	1,209,650
SPAIN—11.0%
Communication Services—2.7%
Cellnex Telecom SA(b)	35,200	1,379,417
Industrials—6.2%
Aena SME SA(a)(b)	9,400	1,412,340
Ferrovial SA	57,805	1,705,725
		3,118,065
Utilities—2.1%
EDP Renovaveis SA	47,300	1,028,826
Total Spain		5,526,308
TANZANIA—1.5%
Communication Services—1.5%
Helios Towers PLC(a)	577,600	761,940
UNITED KINGDOM—5.6%
Communication Services—1.9%
IHS Holding Ltd.(a)	51,500	395,520
Vodafone Group PLC	502,900	580,252
		975,772
Industrials—1.0%
National Express Group PLC(a)	295,500	486,766

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Utilities—2.7%
National Grid PLC, ADR	11,200	$ 714,224
SSE PLC	28,900	616,861
		1,331,085
Total United Kingdom		2,793,623
UNITED STATES—32.6%
Communication Services—1.3%
DISH Network Corp., Class A(a)	15,200	218,728
Verizon Communications, Inc.	11,000	457,270
		675,998
Energy—6.4%
Kinder Morgan, Inc.	91,700	1,678,110
Williams Cos., Inc. (The)	47,000	1,515,280
		3,193,390
Industrials—7.1%
CoreCivic, Inc., REIT(a)	50,600	538,384
Dycom Industries, Inc.(a)	5,400	514,998
Norfolk Southern Corp.	3,400	835,754
Union Pacific Corp.	4,400	898,436
Waste Connections, Inc.	5,700	757,530
		3,545,102
Real Estate—4.5%
American Tower Corp., REIT	5,400	1,206,306
Crown Castle, Inc., REIT, REIT	7,200	1,066,392
		2,272,698
Utilities—13.3%
American Electric Power Co., Inc.	8,500	798,660
CenterPoint Energy, Inc.	27,800	837,336
Clearway Energy, Inc., Class C	20,600	696,074
CMS Energy Corp.	14,100	890,979
FirstEnergy Corp.	22,300	913,185
NextEra Energy Partners LP	8,800	645,040
NextEra Energy, Inc.	15,500	1,156,765
Vistra Corp.	32,000	737,920
		6,675,959
Total United States		16,363,147
Total Common Stocks		49,771,614
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	612,070	612,070
Total Short-Term Investment		612,070
Total Investments (Cost $43,319,904)—100.4%		50,383,684
Liabilities in Excess of Other Assets—(0.4%)		(196,929)
Net Assets—100.0%		$50,186,755

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—97.3%
AUSTRALIA—6.7%
Consumer Discretionary—2.8%
IDP Education Ltd.	239,400	$ 5,327,474
Financials—3.0%
Steadfast Group Ltd.	1,489,195	5,532,636
Industrials—0.9%
IPH Ltd.	287,300	1,737,748
Total Australia		12,597,858
BELGIUM—2.9%
Industrials—2.9%
Azelis Group NV	200,218	5,407,145
CANADA—3.6%
Consumer Staples—3.6%
Jamieson Wellness, Inc.(a)	247,521	6,896,098
CHINA—0.2%
Communication Services—0.2%
Autohome, Inc., ADR	12,165	424,072
FRANCE—5.9%
Consumer Staples—3.6%
Interparfums SA	103,921	6,802,701
Energy—2.3%
Gaztransport Et Technigaz SA	39,358	4,351,270
Total France		11,153,971
GERMANY—5.1%
Communication Services—3.7%
CTS Eventim AG & Co. KGaA(b)	99,229	6,965,551
Financials—1.4%
Hypoport SE(b)	19,000	2,588,489
Total Germany		9,554,040
HONG KONG—2.0%
Industrials—2.0%
Pacific Basin Shipping Ltd.	10,745,800	3,792,078
INDIA—9.3%
Communication Services—2.9%
Affle India Ltd.(b)	400,370	5,438,314
Health Care—3.5%
Sanofi India Ltd.	44,357	2,981,635
Syngene International Ltd.(a)	526,970	3,660,255
		6,641,890
Information Technology—2.9%
WNS Holdings Ltd., ADR(b)	65,853	5,579,724
Total India		17,659,928
ISRAEL—7.5%
Consumer Discretionary—1.4%
Maytronics Ltd.	222,025	2,706,416
Information Technology—6.1%
CyberArk Software Ltd.(b)	46,986	6,619,388
Nova Ltd.(b)	53,156	4,821,249
		11,440,637
Total Israel		14,147,053
Shares		Value

JAPAN—13.0%
Health Care—1.3%
Mani, Inc.	172,600	$ 2,524,625
Industrials—11.7%
Daiseki Co Ltd	154,600	5,209,834
Nabtesco Corp.	181,800	5,322,832
SHO-BOND Holdings Co. Ltd.	123,400	5,264,999
TechnoPro Holdings, Inc.	200,400	6,239,487
		22,037,152
Total Japan		24,561,777
MEXICO—4.7%
Industrials—4.7%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	325,228	8,812,357
NETHERLANDS—1.6%
Information Technology—1.6%
BE Semiconductor Industries NV	42,536	3,042,445
POLAND—2.1%
Consumer Staples—2.1%
Dino Polska SA(a)(b)	44,004	3,986,528
SOUTH AFRICA—1.3%
Consumer Staples—1.3%
Clicks Group Ltd.	164,844	2,514,155
SOUTH KOREA—4.9%
Materials—4.9%
Chunbo Co. Ltd.	20,200	3,935,499
Hansol Chemical Co. Ltd.(b)	30,676	5,289,323
		9,224,822
SWEDEN—3.2%
Communication Services—1.0%
Hemnet Group AB	143,785	2,001,903
Financials—2.2%
Nordnet AB publ	251,835	4,093,459
Total Sweden		6,095,362
SWITZERLAND—2.0%
Health Care—2.0%
SKAN Group AG	51,000	3,793,665
TAIWAN—7.6%
Health Care—0.8%
Universal Vision Biotechnology Co. Ltd.	144,000	1,561,099
Industrials—3.2%
Voltronic Power Technology Corp.	120,500	6,097,811
Information Technology—3.6%
Chroma ATE, Inc.	1,074,000	6,664,926
Total Taiwan		14,323,836
UNITED KINGDOM—10.4%
Communication Services—1.1%
Future PLC	116,139	2,162,598
Consumer Discretionary—2.6%
Games Workshop Group PLC	42,146	4,888,644

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—4.6%
Dechra Pharmaceuticals PLC	142,110	$ 5,040,094
Genus PLC	102,756	3,685,540
		8,725,634
Information Technology—2.1%
Endava PLC, ADR(b)	44,359	3,897,825
Total United Kingdom		19,674,701
UNITED STATES—1.1%
Health Care—1.1%
Inmode Ltd.(b)	56,878	1,993,574
VIETNAM—2.2%
Information Technology—2.2%
FPT Corp.	1,140,240	4,070,389
Total Common Stocks		183,725,854
PREFERRED STOCKS—1.7%
GERMANY—1.7%
Industrials—1.7%
Jungheinrich AG	81,488	3,240,764
Total Preferred Stocks		3,240,764
SHORT-TERM INVESTMENT—1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	3,616,624	3,616,624
Total Short-Term Investment		3,616,624
Total Investments (Cost $202,632,987)—100.9%		190,583,242
Liabilities in Excess of Other Assets—(0.9%)		(1,633,426)
Net Assets—100.0%		$188,949,816

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—96.7%
AUSTRALIA—8.1%
Financials—2.2%
Steadfast Group Ltd.	498,201	$ 1,850,909
Health Care—2.6%
Cochlear Ltd.	14,910	2,252,552
Real Estate—3.3%
Goodman Group, REIT	199,791	2,849,734
Total Australia		6,953,195
BELGIUM—0.9%
Industrials—0.9%
Azelis Group NV	29,268	790,420
CANADA—1.3%
Financials—1.3%
CI Financial Corp.	92,906	1,108,127
CHINA—1.4%
Health Care—1.4%
Wuxi Biologics Cayman, Inc.(a)(b)	144,000	1,202,458
DENMARK—10.4%
Financials—2.9%
Tryg A/S	108,468	2,489,134
Health Care—5.8%
Genmab AS(b)	4,622	1,811,346
Novo Nordisk AS, Class B	22,845	3,161,514
		4,972,860
Utilities—1.7%
Orsted AS(a)	17,141	1,526,440
Total Denmark		8,988,434
FRANCE—8.2%
Consumer Discretionary—2.3%
LVMH Moet Hennessy Louis Vuitton SE	2,260	1,972,925
Consumer Staples—3.9%
L'Oreal SA	8,195	3,383,811
Information Technology—2.0%
Dassault Systemes SE	45,232	1,682,218
Total France		7,038,954
GERMANY—2.9%
Materials—2.9%
Linde PLC	7,706	2,549,296
HONG KONG—4.4%
Financials—4.4%
AIA Group Ltd.	339,400	3,837,815
INDIA—5.1%
Financials—3.8%
Housing Development Finance Corp. Ltd.	102,628	3,311,274
Materials—1.3%
Asian Paints Ltd.	32,609	1,090,618
Total India		4,401,892
INDONESIA—2.5%
Financials—2.5%
Bank Rakyat Indonesia Persero Tbk PT	6,935,900	2,127,017
Shares		Value

JAPAN—8.2%
Consumer Discretionary—2.3%
Sony Group Corp.	22,200	$ 1,983,604
Health Care—2.4%
Chugai Pharmaceutical Co. Ltd.	79,100	2,050,674
Industrials—1.3%
SHO-BOND Holdings Co. Ltd.	26,800	1,143,452
Information Technology—2.2%
Keyence Corp.	4,100	1,887,513
Total Japan		7,065,243
LATVIA—0.0%
Financials—0.0%
Parex Bank(b)(c)(d)	1,424,182	–
NETHERLANDS—7.9%
Information Technology—4.9%
Adyen NV(a)(b)	1,086	1,641,931
ASML Holding NV	3,915	2,590,350
		4,232,281
Materials—3.0%
Koninklijke DSM NV	19,942	2,564,581
Total Netherlands		6,796,862
NEW ZEALAND—1.4%
Information Technology—1.4%
Xero Ltd.(b)	22,072	1,216,530
POLAND—1.8%
Consumer Staples—1.8%
Dino Polska SA(a)(b)	17,213	1,559,406
SINGAPORE—3.1%
Financials—3.1%
DBS Group Holdings Ltd.	96,700	2,647,285
SOUTH AFRICA—1.7%
Consumer Staples—1.7%
Clicks Group Ltd.	94,224	1,437,078
SOUTH KOREA—2.5%
Information Technology—2.5%
Samsung SDI Co. Ltd.	3,797	2,127,847
SWEDEN—2.3%
Industrials—2.3%
Atlas Copco AB, A Shares	165,541	1,964,320
TAIWAN—4.5%
Information Technology—4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,639	3,861,184
UNITED KINGDOM—9.3%
Health Care—4.3%
AstraZeneca PLC	12,814	1,678,794
Dechra Pharmaceuticals PLC	57,065	2,023,875
		3,702,669
Industrials—2.3%
Spirax-Sarco Engineering PLC	13,906	1,986,360
Materials—2.7%
Croda International PLC	27,344	2,330,713
Total United Kingdom		8,019,742

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES—8.8%
Consumer Staples—4.0%
Nestle SA	28,081	$ 3,426,136
Health Care—2.1%
ResMed, Inc.	7,821	1,786,082
Industrials—2.7%
Schneider Electric SE	14,586	2,366,076
Total United States		7,578,294
Total Common Stocks		83,271,399
SHORT-TERM INVESTMENT—2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(e)	2,385,909	2,385,909
Total Short-Term Investment		2,385,909
Total Investments (Cost $96,786,947)—99.5%		85,657,308
Other Assets in Excess of Liabilities—0.5%		453,624
Net Assets—100.0%		$86,110,932

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2023.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—96.8%
UNITED STATES—96.8%
Health Care REITs—9.9%
Omega Healthcare Investors, Inc.	13,230	$ 389,491
Sabra Health Care REIT, Inc.	49,920	673,920
Ventas, Inc.	22,529	1,167,228
Welltower, Inc.	29,596	2,220,884
		4,451,523
Hotel & Resort REITs—4.0%
DiamondRock Hospitality Co.	70,304	677,027
Host Hotels & Resorts, Inc.	58,188	1,096,844
		1,773,871
Industrial REITs—17.3%
Americold Realty Trust, Inc.	25,466	799,887
Prologis, Inc.	47,706	6,167,432
STAG Industrial, Inc.	22,233	791,495
		7,758,814
Office REITs—6.6%
Alexandria Real Estate Equities, Inc.	7,868	1,264,703
Boston Properties, Inc.	12,321	918,407
Equity Commonwealth	29,332	748,553
		2,931,663
Residential REITs—12.0%
American Homes 4 Rent, Class A	26,555	910,571
AvalonBay Communities, Inc.	7,726	1,370,901
Equity LifeStyle Properties, Inc.	12,018	862,652
Equity Residential	15,257	971,108
Mid-America Apartment Communities, Inc.	7,393	1,232,561
		5,347,793
Retail REITs—18.3%
Brixmor Property Group, Inc.	30,992	729,242
Kimco Realty Corp.	45,420	1,020,133
National Retail Properties, Inc.	25,108	1,188,864
Realty Income Corp.	37,870	2,568,722
Regency Centers Corp., REIT	8,165	544,034
Simon Property Group, Inc.	10,056	1,291,793
Spirit Realty Capital, Inc.	19,476	854,607
		8,197,395
Specialized REITs—28.7%
American Tower Corp.	1,947	434,940
Digital Realty Trust, Inc.	10,621	1,217,379
Equinix, Inc.	4,639	3,424,185
Extra Space Storage, Inc.	6,751	1,065,510
Gaming and Leisure Properties, Inc.	25,517	1,366,691
Life Storage, Inc.	6,539	706,474
Public Storage	8,526	2,594,803
VICI Properties, Inc.	58,866	2,012,040
		12,822,022
Total United States		43,283,081
Total Common Stocks		43,283,081
	Shares	Value
SHORT-TERM INVESTMENT—2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(a)	1,058,500	$ 1,058,500
Total Short-Term Investment		1,058,500
Total Investments (Cost $34,885,369)—99.1%		44,341,581
Other Assets in Excess of Liabilities—0.9%		386,219
Net Assets—100.0%		$44,727,800

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—97.0%
CANADA—10.9%
Consumer Discretionary—2.3%
Aritzia, Inc.(a)	449,616	$ 16,216,656
Consumer Staples—2.7%
Jamieson Wellness, Inc.(b)	438,111	12,206,061
SunOpta, Inc.(a)	918,711	7,505,869
		19,711,930
Financials—3.4%
CI Financial Corp.	1,214,964	14,491,360
TMX Group Ltd.	101,837	10,037,131
		24,528,491
Industrials—2.5%
ATS Corp.(a)	441,925	17,895,546
Total Canada		78,352,623
INDIA—2.3%
Information Technology—2.3%
WNS Holdings Ltd., ADR(a)	199,226	16,880,419
ISRAEL—2.3%
Information Technology—2.3%
CyberArk Software Ltd.(a)	116,032	16,346,588
UNITED STATES—81.5%
Communication Services—1.0%
Cogent Communications Holdings, Inc.	109,037	7,476,667
Consumer Discretionary—11.0%
Dorman Products, Inc.(a)	173,769	16,866,019
LCI Industries	89,509	10,044,700
LGI Homes, Inc.(a)	67,940	7,734,969
Monro, Inc.	223,473	11,374,776
National Vision Holdings, Inc.(a)	378,450	15,554,295
Stride, Inc.(a)	398,275	17,097,946
		78,672,705
Consumer Staples—3.9%
elf Beauty, Inc.(a)	248,148	14,280,918
Hostess Brands, Inc.(a)	582,933	13,483,240
		27,764,158
Energy—2.1%
ChampionX Corp.	454,356	15,002,835
Financials—17.0%
American Equity Investment Life Holding Co.	270,118	12,871,123
Banner Corp.	204,545	13,260,652
Donnelley Financial Solutions, Inc.(a)	359,584	16,400,626
First Interstate BancSystem, Inc., Class A	390,807	14,022,155
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	254,272	9,385,180
PJT Partners, Inc., Class A	180,396	14,437,092
PRA Group, Inc.(a)	460,832	18,543,880
Seacoast Banking Corp. of Florida	362,659	11,644,980
Wintrust Financial Corp.	121,726	11,134,277
		121,699,965
Health Care—8.2%
CONMED Corp.	121,909	11,674,006
CryoPort, Inc.(a)	333,110	7,604,901
Harmony Biosciences Holdings, Inc.(a)	222,769	10,730,783
Heska Corp.(a)	128,626	11,504,309
Shares		Value

Integer Holdings Corp.(a)	159,810	$ 10,517,096
Ligand Pharmaceuticals, Inc.(a)	97,951	6,827,185
OmniAb, Inc.	116,422	–
		58,858,280
Industrials—21.2%
Ameresco, Inc., Class A(a)	212,068	13,672,024
ArcBest Corp.	175,213	14,621,525
Atkore, Inc.(a)	186,697	24,317,284
AZEK Co., Inc. (The)(a)	554,738	13,385,828
Brady Corp., Class A	123,966	6,628,462
Casella Waste Systems, Inc., Class A(a)	170,297	13,644,196
EnPro Industries, Inc.	149,804	18,136,770
Parsons Corp.(a)	223,822	9,740,733
RBC Bearings, Inc.(a)	33,584	8,193,489
Shyft Group, Inc. (The)	424,576	14,134,135
Werner Enterprises, Inc.	340,295	15,983,656
		152,458,102
Information Technology—10.3%
Cohu, Inc.(a)	433,955	15,657,096
Onto Innovation, Inc.(a)	171,946	13,523,553
Perficient, Inc.(a)	225,501	16,718,644
Verint Systems, Inc.(a)	366,205	13,904,804
Workiva, Inc.(a)	167,026	14,452,760
		74,256,857
Materials—5.4%
Graphic Packaging Holding Co.	836,907	20,161,090
Materion Corp.	126,488	11,415,542
Ranpak Holdings Corp.(a)	896,000	6,863,360
		38,439,992
Utilities—1.4%
ONE Gas, Inc.	125,598	10,344,251
Total United States		584,973,812
Total Common Stocks		696,553,442
SHORT-TERM INVESTMENT—2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	20,633,232	20,633,232
Total Short-Term Investment		20,633,232
Total Investments (Cost $718,687,364)—99.9%		717,186,674
Other Assets in Excess of Liabilities—0.1%		669,748
Net Assets—100.0%		$717,856,422

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—99.2%
CANADA—11.3%
Consumer Staples—3.5%
Jamieson Wellness, Inc.(a)	446,372	$ 12,436,218
Financials—2.0%
CI Financial Corp.	619,365	7,387,413
Industrials—5.8%
ATS Corp.(b)	223,629	9,055,752
Canadian National Railway Co.	97,492	11,610,322
		20,666,074
Total Canada		40,489,705
ISRAEL—3.7%
Information Technology—3.7%
Nice Ltd., ADR(b)	62,974	13,062,697
UNITED STATES—84.2%
Communication Services—1.3%
Cable One, Inc.	5,903	4,662,662
Consumer Discretionary—6.7%
Burlington Stores, Inc.(b)	56,701	13,031,591
Home Depot, Inc.	33,814	10,961,484
		23,993,075
Consumer Staples—5.2%
Colgate-Palmolive Co.	159,464	11,884,852
Darling Ingredients, Inc.(b)	100,656	6,672,486
		18,557,338
Energy—1.9%
New Fortress Energy, Inc.	174,750	6,778,553
Financials—9.1%
American Express Co.	59,275	10,368,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,722	4,861,859
LPL Financial Holdings, Inc.	46,531	11,033,430
SVB Financial Group(b)	20,984	6,346,401
		32,610,666
Health Care—14.6%
CONMED Corp.	72,886	6,979,563
Danaher Corp.	32,763	8,661,882
Horizon Therapeutics PLC(b)	103,867	11,396,287
Integer Holdings Corp.(b)	148,132	9,748,567
Merck & Co., Inc.	141,297	15,176,711
		51,963,010
Industrials—13.4%
Advanced Drainage Systems, Inc.	56,770	5,724,687
Atkore, Inc.(b)	73,564	9,581,711
Chart Industries, Inc.(b)	35,538	4,761,381
Tetra Tech, Inc.	93,351	14,517,948
Trex Co., Inc.(b)	96,789	5,102,716
Vertiv Holdings Co.	580,856	8,259,772
		47,948,215
Information Technology—24.5%
Accenture PLC, Class A	25,917	7,232,139
Amdocs Ltd.	131,744	12,111,226
Marvell Technology, Inc.	182,423	7,871,552
Mastercard, Inc., Class A	48,068	17,814,001
Shares		Value

Microsoft Corp.	135,549	$ 33,590,398
SolarEdge Technologies, Inc.(b)	27,696	8,838,624
		87,457,940
Materials—2.8%
Crown Holdings, Inc.	114,143	10,062,847
Utilities—4.7%
American Water Works Co., Inc.	56,947	8,911,636
CenterPoint Energy, Inc.	265,126	7,985,595
		16,897,231
Total United States		300,931,537
Total Common Stocks		354,483,939
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(c)	3,037,622	3,037,622
Total Short-Term Investment		3,037,622
Total Investments (Cost $345,200,248)—100.0%		357,521,561
Liabilities in Excess of Other Assets—(0.0%)		(170,112)
Net Assets—100.0%		$357,351,449

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn U.S. Sustainable Leaders Smaller Companies Fund

Shares		Value
COMMON STOCKS—99.3%
CANADA—13.5%
Consumer Discretionary—2.3%
Aritzia, Inc.(a)	9,864	$ 355,773
Consumer Staples—4.5%
Jamieson Wellness, Inc.(b)	16,849	469,424
SunOpta, Inc.(a)	29,843	243,817
		713,241
Financials—4.7%
CI Financial Corp.	35,903	428,229
TMX Group Ltd.	3,072	302,779
		731,008
Industrials—2.0%
ATS Corp.(a)	7,805	316,060
Total Canada		2,116,082
IRELAND—2.0%
Health Care—2.0%
ICON PLC(a)	1,387	319,995
ISRAEL—6.0%
Information Technology—6.0%
CyberArk Software Ltd.(a)	3,494	492,235
Nice Ltd., ADR(a)	2,120	439,751
		931,986
UNITED STATES—77.8%
Communication Services—1.5%
Cogent Communications Holdings, Inc.	3,492	239,447
Consumer Discretionary—3.8%
Burlington Stores, Inc.(a)	2,595	596,409
Consumer Staples—2.4%
Darling Ingredients, Inc.(a)	5,774	382,759
Energy—1.8%
New Fortress Energy, Inc.	7,254	281,383
Financials—13.3%
First Interstate BancSystem, Inc., Class A	8,689	311,761
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,430	311,151
LPL Financial Holdings, Inc.	1,569	372,041
PJT Partners, Inc., Class A	5,606	448,648
Seacoast Banking Corp. of Florida	7,980	256,238
SVB Financial Group(a)	1,294	391,358
		2,091,197
Health Care—8.8%
CONMED Corp.	4,649	445,188
CryoPort, Inc.(a)	9,102	207,799
Inmode Ltd.(a)	10,571	370,513
Integer Holdings Corp.(a)	5,281	347,543
		1,371,043
Industrials—22.7%
Advanced Drainage Systems, Inc.	2,297	231,629
Ameresco, Inc., Class A(a)	4,605	296,884
Atkore, Inc.(a)	4,341	565,415
Casella Waste Systems, Inc., Class A(a)	3,526	282,503
Chart Industries, Inc.(a)	1,775	237,815
JB Hunt Transport Services, Inc.	1,815	343,126
Shyft Group, Inc. (The)	13,703	456,173
Shares		Value

Tetra Tech, Inc.	3,025	$ 470,448
Trex Co., Inc.(a)	4,575	241,194
Vertiv Holdings Co.	30,336	431,378
		3,556,565
Information Technology—14.7%
Amdocs Ltd.	5,743	527,954
Onto Innovation, Inc.(a)	4,871	383,104
Paylocity Holding Corp.(a)	1,391	289,731
Perficient, Inc.(a)	6,298	466,934
SolarEdge Technologies, Inc.(a)	1,110	354,234
Wolfspeed, Inc.(a)	3,587	276,235
		2,298,192
Materials—5.4%
Crown Holdings, Inc.	5,096	449,263
Graphic Packaging Holding Co.	16,633	400,689
		849,952
Utilities—3.4%
Essential Utilities, Inc.	11,332	529,544
Total United States		12,196,491
Total Common Stocks		15,564,554
Total Investments (Cost $16,455,214)—99.3%		15,564,554
Other Assets in Excess of Liabilities—0.7%		106,959
Net Assets—100.0%		$15,671,513

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Emerging Markets Debt Fund

Shares		Value
SHORT-TERM INVESTMENT—127.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(a)	3,236,440	$ 3,236,440
Total Short-Term Investment		3,236,440
Total Investments (Cost $3,236,442)—127.4%		3,236,440
Liabilities in Excess of Other Assets—(27.4%)		(695,633)
Net Assets—100.0%		$2,540,807

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

BRL	Brazilian Real
COP	Colombian Peso
INR	Indian Rupee
PLC	Public Limited Company
USD	U.S. Dollar

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
02/23/2023	Barclays Bank PLC	BRL	8,843,000	USD	1,639,916	$1,735,351	$95,435
Colombian Peso/United States Dollar
02/23/2023	Morgan Stanley & Co.	COP	1,245,498,000	USD	242,955	265,636	22,681
Indian Rupee/United States Dollar
02/23/2023	Barclays Bank PLC	INR	3,510,000	USD	42,741	42,891	150
						$2,043,878	$118,266

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/23/2023	Deutsche Bank AG	USD	1,437,897	BRL	7,613,000	$1,493,976	$(56,079)
02/23/2023	UBS AG	USD	231,111	BRL	1,230,000	241,375	(10,264)
United States Dollar/Colombian Peso
02/23/2023	Royal Bank of Canada	USD	254,888	COP	1,245,498,000	265,636	(10,748)
United States Dollar/Indian Rupee
02/23/2023	Barclays Bank PLC	USD	42,224	INR	3,510,000	42,891	(667)
						$2,043,878	$(77,758)
Unrealized appreciation on forward foreign currency exchange contracts							$118,266
Unrealized depreciation on forward foreign currency exchange contracts							$(77,758)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Shares or Principal Amount		Value
COMMON STOCKS—20.1%
BRAZIL—0.3%
Materials—0.3%
Yara International ASA	2,303	$ 102,325
CANADA—1.0%
Consumer Staples—0.3%
Saputo, Inc.	4,260	117,438
Industrials—0.4%
Canadian National Railway Co.	1,202	143,078
Materials—0.3%
Nutrien Ltd.	1,292	106,949
Total Canada		367,465
CHINA—1.7%
Communication Services—0.2%
Kingsoft Corp. Ltd.	6,600	24,301
Meituan, Class B(a)(b)	1,100	24,592
Tencent Holdings Ltd.	500	24,365
		73,258
Consumer Discretionary—0.4%
Alibaba Group Holding Ltd.(b)	1,700	23,373
China Meidong Auto Holdings Ltd.	10,000	24,811
H World Group Ltd., ADR	496	23,550
JD.com, Inc., A Shares(c)	800	23,755
Minth Group Ltd.	8,000	23,480
Yum China Holdings, Inc.	409	25,198
		144,167
Consumer Staples—0.0%
Hengan International Group Co. Ltd.	5,000	24,597
Financials—0.4%
China CITIC Bank Corp. Ltd., H Shares	51,000	24,605
China Pacific Insurance Group Co. Ltd., H Shares	8,600	23,645
China Taiping Insurance Holdings Co. Ltd.	17,000	23,546
Far East Horizon Ltd.	27,000	24,388
Huatai Securities Co. Ltd., H Shares(a)	19,000	24,602
New China Life Insurance Co. Ltd., H Shares	8,600	23,065
		143,851
Health Care—0.2%
China Traditional Chinese Medicine Holdings Co. Ltd.	52,000	24,914
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	7,500	24,183
Wuxi Biologics Cayman, Inc.(a)(b)	3,000	25,051
		74,148
Industrials—0.2%
Air China Ltd., H Shares(b)	26,000	23,202
China Southern Airlines Co. Ltd., H Shares(b)	36,000	23,914
CRRC Corp. Ltd., H Shares	55,000	24,929
Jiangsu Expressway Co. Ltd., H Shares	24,000	23,637
		95,682
Information Technology—0.2%
BYD Electronic International Co. Ltd.	7,000	24,263
Chinasoft International Ltd.	28,000	24,617
ZTE Corp., H Shares	9,800	23,667
		72,547
Shares or Principal Amount		Value

Utilities—0.1%
Beijing Enterprises Holdings Ltd.	7,500	$ 25,469
Total China		653,719
DENMARK—0.3%
Materials—0.3%
Chr Hansen Holding AS	1,670	123,304
FRANCE—0.3%
Consumer Staples—0.3%
Danone SA	1,992	109,240
HONG KONG—0.6%
Consumer Staples—0.6%
China Mengniu Dairy Co. Ltd.	24,000	115,773
Vinda International Holdings Ltd.	9,000	24,838
WH Group Ltd.(a)	177,500	109,316
		249,927
IRELAND—0.3%
Consumer Staples—0.3%
Kerry Group PLC, Class A	1,128	105,694
JAPAN—0.7%
Communication Services—0.4%
KDDI Corp.	5,200	162,466
Consumer Staples—0.3%
MEIJI Holdings Co. Ltd.	2,200	113,460
Total Japan		275,926
MACAO—0.1%
Consumer Discretionary—0.1%
Galaxy Entertainment Group Ltd.	4,000	27,845
Sands China Ltd.(b)	6,400	24,001
		51,846
NETHERLANDS—0.3%
Consumer Staples—0.3%
Koninklijke Ahold Delhaize NV	3,593	107,240
NORWAY—0.3%
Consumer Staples—0.3%
Mowi ASA	6,678	123,487
SINGAPORE—0.1%
Industrials—0.1%
BOC Aviation Ltd.(a)	2,900	24,151
SWITZERLAND—0.4%
Health Care—0.4%
Novartis AG	1,693	153,062
THAILAND—0.3%
Consumer Staples—0.3%
Charoen Pokphand Foods PCL	154,900	110,881
UNITED STATES—13.4%
Communication Services—0.9%
AT&T, Inc.	8,093	164,855
Verizon Communications, Inc.	4,188	174,095
		338,950
Consumer Discretionary—0.4%
Dollar General Corp.	631	147,402

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

	Shares or Principal Amount		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples—4.4%
Campbell Soup Co.		1,958	$ 101,679
Coca-Cola Co. (The)		2,392	146,677
Darling Ingredients, Inc.(b)		1,677	111,168
Hormel Foods Corp.		2,223	100,724
Ingredion, Inc.		1,054	108,351
Kroger Co. (The)		2,227	99,391
Lamb Weston Holdings, Inc.		1,207	120,567
Mondelez International, Inc., Class A		2,254	147,502
Nestle SA		1,293	157,758
PepsiCo, Inc.		829	141,776
Procter & Gamble Co. (The)		1,022	145,512
Sysco Corp.		1,241	96,128
Tyson Foods, Inc., Class A		1,577	103,688
US Foods Holding Corp.(b)		2,953	112,598
			1,693,519
Financials—1.2%
BlackRock, Inc.		216	163,990
Intercontinental Exchange, Inc.		1,409	151,538
Marsh & McLennan Cos., Inc.		885	154,795
			470,323
Health Care—3.1%
Abbott Laboratories		1,424	157,423
Bristol-Myers Squibb Co.		1,897	137,817
CVS Health Corp.		1,501	132,418
Danaher Corp.		561	148,317
Johnson & Johnson		861	140,705
Medtronic PLC		1,921	160,768
Thermo Fisher Scientific, Inc.		273	155,700
UnitedHealth Group, Inc.		287	143,268
			1,176,416
Industrials—0.6%
AGCO Corp.		782	108,018
John Bean Technologies Corp.		1,176	131,394
			239,412
Information Technology—2.5%
Accenture PLC, Class A		513	143,153
Adobe, Inc.(b)		451	167,023
Cisco Systems, Inc.		3,097	150,731
Microsoft Corp.		604	149,677
PayPal Holdings, Inc.(b)		2,062	168,032
Visa, Inc., A Shares		707	162,759
			941,375
Utilities—0.3%
NextEra Energy, Inc.		1,807	134,856
Total United States			5,142,253
Total Common Stocks			7,700,520
GOVERNMENT BONDS—36.2%
BRAZIL—10.1%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2027	BRL	21,364,000	3,866,367
	Shares or Principal Amount		Value

FRANCE—5.3%
French Republic Government Bond OAT, 1.75%, 05/25/2023(a)	EUR	1,880,000	$ 2,038,631
GERMANY—9.9%
Bundesrepublik Deutschland Bundesanleihe, 1.50%, 02/15/2023(a)		3,490,000	3,792,516
ITALY—5.6%
Italy Buoni Poliennali Del Tesoro, 0.65%, 10/15/2023(a)		1,990,000	2,129,398
JAPAN—5.3%
Japan Government Five Year Bond, Series 135, 0.10%, 03/20/2023	JPY	267,000,000	2,051,899
Total Government Bonds			13,878,811
Total Purchased Options (see detail below)			162,700
SHORT-TERM INVESTMENTS—46.7%
CERTIFICATES OF DEPOSIT—22.9%
CANADA—3.9%
Bank of Montreal, 4.10%, 02/01/2023		$1,503,055	1,503,055
FRANCE—7.5%
Credit Agricole CIB, 4.28%, 02/01/2023		1,467,246	1,467,246
Societe Generale, 4.00%, 02/01/2023		1,400,343	1,400,343
Total France			2,867,589
NETHERLANDS—7.7%
ING Bank NV, 4.10%, 02/01/2023		1,466,795	1,466,795
Rabobank Nederland, 4.25%, 02/01/2023		1,467,224	1,467,224
Total Netherlands			2,934,019
UNITED KINGDOM—3.8%
BNP Paribas SA, 4.15%, 02/01/2023		1,463,350	1,463,350
Total Certificates of Deposit			8,768,013
MONEY MARKET FUNDS—13.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(d)		5,128,379	5,128,379
Total Money Market Funds			5,128,379
U.S. TREASURIES—10.4%
U.S. Treasury Bills
3.49%, 02/02/2023(e)		1,000,000	999,889
4.09%, 03/02/2023(e)		1,000,000	996,442
4.24%, 04/06/2023(e)		1,000,000	992,044
4.43%, 05/04/2023(e)		1,000,000	988,350
Total U.S. Treasuries			3,976,725
Total Short-Term Investments			17,873,117
Total Investments (Cost $38,680,901)—103.4%			39,615,148
Liabilities in Excess of Other Assets—(3.4%)			(1,306,394)
Net Assets—100.0%			$38,308,754

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.
(e)	The rate shown is the discount yield at the time of purchase.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Denmark Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLC	Public Limited Company
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

At January 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
ICE U.S. MSCI Emerging Markets EM Index	29	3/17/2023	$1,523,129	$1,514,670	$(8,459)
United States Treasury Note 6%–10 year Ultra	103	3/22/2023	12,354,733	12,483,922	129,189
					$120,730
Short Contract Positions
Euro-BTP Italian Bond	(21)	3/08/2023	$(2,680,083)	$(2,605,378)	$74,705
ICE U.S. mini MSCI EAFE Index	(15)	3/17/2023	(1,584,957)	(1,589,250)	(4,293)
S&P 500 E-Mini	(21)	3/17/2023	(4,209,569)	(4,294,500)	(84,931)
					$(14,519)
					$106,211

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/09/2023	UBS AG	AUD	220,000	USD	139,472	$155,333	$15,861
03/09/2023	Barclays Bank PLC	AUD	6,250,000	USD	4,338,869	4,417,637	78,768
05/11/2023	Goldman Sachs & Co.	AUD	220,000	USD	154,813	155,855	1,042
Brazilian Real/United States Dollar
02/09/2023	Barclays Bank PLC	BRL	1,451,170	USD	269,331	285,439	16,108
02/09/2023	UBS AG	BRL	19,761,466	USD	3,878,781	3,886,992	8,211
04/20/2023	Citibank N.A.	BRL	4,110,000	USD	776,629	798,435	21,806
British Pound/United States Dollar
02/09/2023	Barclays Bank PLC	GBP	425,000	USD	480,375	524,035	43,660
02/13/2023	Morgan Stanley & Co.	GBP	2,340,000	USD	2,893,855	2,885,514	(8,341)
05/11/2023	UBS AG	GBP	425,000	USD	524,739	524,975	236
Canadian Dollar/United States Dollar
02/09/2023	Barclays Bank PLC	CAD	310,000	USD	225,717	232,999	7,282
02/09/2023	UBS AG	CAD	541,477	USD	401,946	406,979	5,033
05/11/2023	UBS AG	CAD	310,000	USD	230,684	233,196	2,512
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
02/17/2023	Barclays Bank PLC	CNY	22,560,000	USD	3,338,611	$3,345,597	$6,986
02/17/2023	HSBC Bank PLC	CNY	2,630,000	USD	378,968	390,023	11,055
Danish Krone/United States Dollar
02/09/2023	HSBC Bank PLC	DKK	300,000	USD	39,713	43,865	4,152
02/09/2023	UBS AG	DKK	1,028,398	USD	149,070	150,367	1,297
05/11/2023	UBS AG	DKK	300,000	USD	43,961	44,139	178
Euro/United States Dollar
02/09/2023	Goldman Sachs & Co.	EUR	140,000	USD	149,086	152,276	3,190
02/09/2023	HSBC Bank PLC	EUR	430,414	USD	449,757	468,156	18,399
02/09/2023	JPMorgan Chase Bank N.A.	EUR	970,000	USD	980,089	1,055,056	74,967
02/09/2023	Morgan Stanley & Co.	EUR	10,296,032	USD	11,073,768	11,198,875	125,107
02/09/2023	Morgan Stanley & Co.	EUR	1,876,068	USD	2,041,210	2,040,577	(633)
02/09/2023	UBS AG	EUR	2,058,966	USD	2,132,360	2,239,515	107,155
05/11/2023	Morgan Stanley & Co.	EUR	640,000	USD	697,121	699,858	2,737
Hong Kong Dollar/United States Dollar
02/09/2023	UBS AG	HKD	1,928,696	USD	246,254	246,086	(168)
Indonesian Rupiah/United States Dollar
04/20/2023	HSBC Bank PLC	IDR	12,000,000,000	USD	798,882	800,731	1,849
Japanese Yen/United States Dollar
02/09/2023	Barclays Bank PLC	JPY	4,013,389	USD	29,417	30,863	1,446
02/09/2023	Citibank N.A.	JPY	304,214,235	USD	2,337,458	2,339,386	1,928
02/09/2023	Morgan Stanley & Co.	JPY	62,000,000	USD	423,890	476,776	52,886
04/11/2023	Morgan Stanley & Co.	JPY	582,200,000	USD	4,523,662	4,515,312	(8,350)
05/11/2023	Citibank N.A.	JPY	62,000,000	USD	482,491	482,897	406
MXN/United States Dollar
04/20/2023	Citibank N.A.	MXN	15,100,000	USD	785,288	790,765	5,477
New Taiwan Dollar/United States Dollar
02/17/2023	HSBC Bank PLC	TWD	13,800,000	USD	456,644	460,213	3,569
NOK/United States Dollar
02/09/2023	Goldman Sachs & Co.	NOK	2,473,796	USD	246,521	247,919	1,398
02/09/2023	Morgan Stanley & Co.	NOK	109,226	USD	10,888	10,946	58
Singapore Dollar/United States Dollar
02/17/2023	HSBC Bank PLC	SGD	6,800,000	USD	4,961,807	5,177,494	215,687
Swedish Krona/United States Dollar
03/23/2023	Morgan Stanley & Co.	SEK	2,360,000	USD	229,243	226,295	(2,948)
Swiss Franc/United States Dollar
02/09/2023	Barclays Bank PLC	CHF	66,729	USD	71,327	72,943	1,616
02/09/2023	Morgan Stanley & Co.	CHF	630,209	USD	650,942	688,900	37,958
03/23/2023	Morgan Stanley & Co.	CHF	3,959,000	USD	4,312,168	4,347,922	35,754
05/11/2023	Morgan Stanley & Co.	CHF	370,000	USD	403,022	408,379	5,357
Thai Baht/United States Dollar
02/09/2023	Morgan Stanley & Co.	THB	4,344,732	USD	131,742	131,724	(18)
02/17/2023	Goldman Sachs & Co.	THB	29,100,000	USD	828,092	882,988	54,896
02/17/2023	JPMorgan Chase Bank N.A.	THB	88,800,000	USD	2,521,860	2,694,480	172,620
						$61,368,712	$1,128,189

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/09/2023	Goldman Sachs & Co.	USD	154,284	AUD	220,000	$155,333	$(1,049)
03/09/2023	Morgan Stanley & Co.	USD	4,269,244	AUD	6,250,000	4,417,637	(148,393)
United States Dollar/Brazilian Real
02/09/2023	Barclays Bank PLC	USD	1,221,928	BRL	6,556,730	1,289,680	(67,752)
02/09/2023	Goldman Sachs & Co.	USD	2,752,899	BRL	14,655,905	2,882,752	(129,853)
05/11/2023	UBS AG	USD	3,815,822	BRL	19,761,466	3,824,583	(8,761)
United States Dollar/British Pound
02/09/2023	UBS AG	USD	523,720	GBP	425,000	524,035	(315)
02/13/2023	Morgan Stanley & Co.	USD	1,996,327	GBP	1,660,000	2,046,989	(50,662)
02/13/2023	UBS AG	USD	830,414	GBP	680,000	838,525	(8,111)
04/20/2023	Barclays Bank PLC	USD	3,969,293	GBP	3,210,000	3,963,640	5,653
United States Dollar/Canadian Dollar
02/09/2023	Barclays Bank PLC	USD	394,260	CAD	541,477	406,979	(12,719)
02/09/2023	UBS AG	USD	230,496	CAD	310,000	232,999	(2,503)
05/11/2023	UBS AG	USD	361,531	CAD	485,835	365,468	(3,937)
United States Dollar/Chinese Renminbi
02/17/2023	HSBC Bank PLC	USD	3,608,055	CNY	25,190,000	3,735,620	(127,565)
United States Dollar/Danish Krone
02/09/2023	HSBC Bank PLC	USD	136,136	DKK	1,028,398	150,367	(14,231)
02/09/2023	UBS AG	USD	43,690	DKK	300,000	43,865	(175)
05/11/2023	UBS AG	USD	126,025	DKK	860,017	126,535	(510)
United States Dollar/Euro
02/09/2023	Citibank N.A.	USD	116,490	EUR	110,000	119,646	(3,156)
02/09/2023	HSBC Bank PLC	USD	390,200	EUR	370,000	402,445	(12,245)
02/09/2023	JPMorgan Chase Bank N.A.	USD	141,956	EUR	130,000	141,399	557
02/09/2023	JPMorgan Chase Bank N.A.	USD	12,022,360	EUR	12,202,363	13,272,368	(1,250,008)
02/09/2023	Morgan Stanley & Co.	USD	3,120,961	EUR	2,959,117	3,218,597	(97,636)
05/11/2023	Morgan Stanley & Co.	USD	8,405,467	EUR	7,716,740	8,438,468	(33,001)
United States Dollar/Hong Kong Dollar
02/09/2023	UBS AG	USD	245,957	HKD	1,928,696	246,086	(129)
05/11/2023	UBS AG	USD	902,424	HKD	7,046,371	902,095	329
United States Dollar/Japanese Yen
02/09/2023	Citibank N.A.	USD	476,383	JPY	62,000,000	476,776	(393)
02/09/2023	Morgan Stanley & Co.	USD	2,107,331	JPY	308,227,624	2,370,249	(262,918)
04/11/2023	Morgan Stanley & Co.	USD	522,827	JPY	67,500,000	523,503	(676)
05/11/2023	Citibank N.A.	USD	2,367,426	JPY	304,214,235	2,369,420	(1,994)
United States Dollar/New Taiwan Dollar
02/17/2023	Goldman Sachs & Co.	USD	3,167,107	TWD	95,900,000	3,198,144	(31,037)
02/17/2023	HSBC Bank PLC	USD	3,700,603	TWD	112,700,000	3,758,403	(57,800)
04/19/2023	HSBC Bank PLC	USD	1,202,898	TWD	36,200,000	1,218,732	(15,834)
United States Dollar/NOK
02/09/2023	Barclays Bank PLC	USD	246,042	NOK	2,583,022	258,865	(12,823)
05/11/2023	Goldman Sachs & Co.	USD	247,588	NOK	2,473,796	249,017	(1,429)
United States Dollar/Singapore Dollar
02/17/2023	Goldman Sachs & Co.	USD	1,660,534	SGD	2,270,000	1,728,369	(67,835)
02/17/2023	JPMorgan Chase Bank N.A.	USD	208,164	SGD	277,000	210,907	(2,743)
United States Dollar/Swedish Krona
03/23/2023	Goldman Sachs & Co.	USD	4,237,524	SEK	43,260,000	4,148,108	89,416
04/20/2023	UBS AG	USD	1,193,982	SEK	12,300,000	1,181,282	12,700
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Swiss Franc
02/09/2023	Morgan Stanley & Co.	USD	726,296	CHF	696,938	$761,843	$(35,547)
03/23/2023	Citibank N.A.	USD	337,829	CHF	310,000	340,454	(2,625)
05/11/2023	Morgan Stanley & Co.	USD	283,431	CHF	260,209	287,199	(3,768)
United States Dollar/Thai Baht
02/09/2023	Goldman Sachs & Co.	USD	115,523	THB	4,344,732	131,724	(16,201)
02/17/2023	Goldman Sachs & Co.	USD	331,376	THB	11,000,000	333,776	(2,400)
05/11/2023	Morgan Stanley & Co.	USD	132,926	THB	4,344,732	132,934	(8)
						$75,425,816	$(2,380,087)

At January 31, 2023, Fund's open forward foreign cross currency contracts were as follows:

Purchase/Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro / British Pound
02/13/2023	Morgan Stanley & Co.	EUR	1,889,426	GBP	1,660,000	$1,956,972	$1,965,602	$8,630
02/13/2023	UBS AG	EUR	777,416	GBP	680,000	823,516	830,787	7,271
							$2,796,389	$15,901
Unrealized appreciation on forward foreign currency exchange contracts								$1,273,203
Unrealized depreciation on forward foreign currency exchange contracts								$(2,509,200)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2023, the Fund held the following centrally cleared credit default swaps:
Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:
12/20/2027	1,890,000	CDX.NA.HY	Equal to (1.00%)	N/A	Quarterly	$(5,442)	$(31,079)	$(25,637)
12/20/2027	10,800,000	CDX.NA.HY	Equal to (1.00%)	N/A	Quarterly	(51,681)	(198,177)	(146,496)
12/20/2027	6,720,000	iTraxx Europe Crossover	Equal to (5.00%)	N/A	Quarterly	266,989	(20,542)	(287,531)
						$209,866	$(249,798)	$(459,664)
Sell Protection:
12/20/2027	23,260,000	CDX.NA.HY	Equal to 1.00%	N/A	Quarterly	$24,845	$340,355	$315,510
12/20/2027	2,450,000	iTraxx Europe Crossover	Equal to 5.00%	N/A	Quarterly	(85,839)	18,990	104,829
12/20/2027	2,030,000	iTraxx Europe Crossover	Equal to 5.00%	N/A	Quarterly	(38,232)	48,626	86,858
						$(99,226)	$407,971	$507,197

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Global Absolute Return Strategies Fund

At January 31, 2023, the Fund held the following over-the-counter total return swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Index	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depreciation)
USD	(1,600,679)	04/05/2023	Pay	S&P 500 Low Volatility Net Total Return Index	1-month SOFR	Monthly	$(31,920)	$(31,920)
USD	2,411,200	03/06/2023	Receive	MSCI World Consumer Staples Index	1-month SOFR	Monthly	51,893	51,893
USD	4,557,630	03/31/2023	Receive	MSCI World Quality Index	1-month SOFR	Monthly	67,317	67,317
								$87,290

At January 31, 2023, the Fund held the following purchased options:
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Put Options Purchased 0.4%
Index Options 0.4%
S&P 500 Index	07/21/2023	4,050.00	1,000	10	$163,515	$162,700	$(815)
At January 31, 2023, the Fund held the following written options:
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Put Options Written 0.1%
Index Options 0.1%
S&P 500 Index	07/21/2023	3,650.00	(500)	(5)	$(35,767)	$(37,900)	$(2,133)
S&P 500 Index	07/21/2023	3,250.00	(500)	(5)	(15,593)	(15,580)	13
					(51,360)	$(53,480)	$(2,120)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—93.1%
BRAZIL—2.4%
Chemicals—0.7%
Braskem Netherlands Finance BV, 4.50%, 01/10/2028(a)		$810,000	$ 765,855
Healthcare Providers & Services—0.5%
Rede D'or Finance Sarl
4.95%, 01/17/2028(a)		380,000	352,526
4.50%, 01/22/2030(a)		204,000	178,500
			531,026
Oil, Gas & Consumable Fuels—1.2%
Petrobras Global Finance BV, 5.60%, 01/03/2031		1,236,000	1,188,995
Total Brazil			2,485,876
CANADA—2.0%
Diversified Telecommunication Services—0.5%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)		589,000	530,088
Environmental Control—0.4%
GFL Environmental, Inc., 4.75%, 06/15/2029(a)		367,000	331,232
Machinery-Diversified—0.5%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)		543,000	513,624
Oil & Gas Services—0.6%
Enerflex Ltd., 9.00%, 10/15/2027(a)		624,000	635,556
Total Canada			2,010,500
CHINA—0.4%
Real Estate—0.4%
China Evergrande Group, 9.50%, 04/11/2022(a)(b)(c)		465,000	47,757
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(a)		200,000	137,000
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(a)(b)(c)		230,000	41,492
9.38%, 06/30/2024(a)(b)		495,000	94,050
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(b)(c)		200,000	17,456
7.10%, 09/10/2024(a)(b)(c)		429,000	37,524
			375,279
FRANCE—1.9%
Diversified Telecommunication Services—0.5%
Iliad Holding SASU, 6.50%, 10/15/2026(a)		532,000	503,780
Electric Utilities—0.5%
Electricite de France SA
(fixed rate to 01/29/2025, variable rate thereafter), 5.38%, 01/29/2025(a)(d)	EUR	200,000	210,907
(fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(d)		300,000	307,284
			518,191
	Shares or Principal Amount		Value

Healthcare Providers & Services—0.5%
Chrome Bidco SASU, 3.50%, 05/31/2028(a)	EUR	587,000	$ 528,841
Packaging & Containers—0.4%
Verallia SA, 1.88%, 11/10/2031(a)		500,000	434,480
Total France			1,985,292
GERMANY—3.1%
Apparel—0.5%
CT Investment GmbH, 5.50%, 04/15/2026(a)		490,000	472,929
Auto Parts & Equipment—1.0%
Schaeffler AG
2.88%, 03/26/2027(a)		350,000	356,721
3.38%, 10/12/2028(a)		200,000	195,788
ZF Europe Finance BV
2.00%, 02/23/2026(a)		200,000	196,325
2.50%, 10/23/2027(a)		300,000	277,876
			1,026,710
Building Materials—0.3%
HT Troplast GmbH, 9.25%, 07/15/2025(a)		300,000	314,730
Commercial Banks—0.3%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(d)	GBP	300,000	345,762
Commercial Services & Supplies—0.4%
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/2026(a)	EUR	395,639	409,602
Machinery-Diversified—0.2%
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)		176,000	172,798
Pharmaceutical—0.4%
Gruenenthal GmbH
3.63%, 11/15/2026(a)		199,000	198,808
4.13%, 05/15/2028(a)		230,000	227,251
			426,059
Total Germany			3,168,590
HONG KONG—0.5%
Lodging—0.5%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)		$534,000	478,784
IRELAND—0.4%
Commercial Services & Supplies—0.4%
Cimpress PLC, 7.00%, 06/15/2026(a)		549,000	381,167
ISRAEL—1.6%
Pharmaceutical—1.6%
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025		573,000	580,721
3.15%, 10/01/2026		727,000	652,250
4.75%, 05/09/2027		407,000	378,001
			1,610,972

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
ITALY—2.2%
Commercial Banks—0.4%
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter), 6.63%, 06/03/2023(a)(d)	EUR	330,000	$ 355,621
Commercial Services & Supplies—0.7%
Autostrade per l'Italia SpA, 2.00%, 12/04/2028(a)		750,000	703,087
Diversified Telecommunication Services—0.5%
Telecom Italia Capital SA, 6.38%, 11/15/2033		$600,000	510,138
Entertainment—0.4%
Lottomatica SpA/Roma, 6.25%, 07/15/2025(a)	EUR	400,000	430,512
Hand/Machine Tools—0.2%
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/2028(a)		231,000	219,740
Total Italy			2,219,098
JERSEY—0.4%
Commercial Banks—0.4%
HSBC Bank Capital Funding Sterling 1 LP, FRN, 5.84%, 11/05/2031(a)(d)	GBP	320,000	413,865
LUXEMBOURG—3.4%
Biotechnology—0.5%
Cidron Aida Finco Sarl
5.00%, 04/01/2028(a)	EUR	291,000	284,361
6.25%, 04/01/2028(a)	GBP	253,000	263,175
			547,536
Commercial Services & Supplies—0.7%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)	EUR	246,000	239,363
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)		$519,000	439,853
			679,216
Diversified Financial Services—0.1%
Garfunkelux Holdco 3 SA, 7.75%, 11/01/2025(a)	GBP	140,000	130,744
Diversified Telecommunication Services—1.2%
Altice France Holding SA, 8.00%, 05/15/2027(a)	EUR	533,000	471,496
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)		712,000	706,321
			1,177,817
Energy-Alternate Sources—0.4%
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)		462,000	448,756
Entertainment—0.0%
LHMC Finco 2 Sarl, PIK, 7.25%, 10/02/2025(a)(e)		12,166	12,151
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(a)(b)(f)(g)		60,500	–
	Shares or Principal Amount		Value

Media—0.4%
Altice Financing SA, 5.75%, 08/15/2029(a)		$449,000	$ 377,118
Packaging & Containers—0.1%
Kleopatra Finco Sarl, 4.25%, 03/01/2026(a)	EUR	113,000	102,766
Total Luxembourg			3,476,104
MEXICO—2.5%
Chemicals—0.1%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)		$200,000	148,120
Diversified Telecommunication Services—0.7%
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)		750,000	699,375
Oil, Gas & Consumable Fuels—1.7%
Petroleos Mexicanos
6.49%, 01/23/2027		300,000	281,703
5.35%, 02/12/2028		1,030,000	897,973
6.70%, 02/16/2032(h)		610,000	506,340
			1,686,016
Total Mexico			2,533,511
NETHERLANDS—2.6%
Chemicals—0.5%
OCI NV, 3.63%, 10/15/2025(a)	EUR	517,500	556,536
Commercial Banks—0.4%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(d)(i)		355,750	386,270
Home Furnishings—0.3%
Nobel Bidco BV, 3.13%, 06/15/2028(a)		340,000	261,270
Internet—0.1%
United Group BV, 5.25%, 02/01/2030(a)		123,000	105,861
Media—0.6%
Summer BidCo BV, PIK, 9.00%, 11/15/2025(a)(e)		367,063	298,845
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)		382,000	326,004
			624,849
Packaging & Containers—0.7%
Trivium Packaging Finance BV, 5.50%, 08/15/2026(a)		$690,000	662,359
Total Netherlands			2,597,145
NIGERIA—0.7%
Engineering & Construction—0.7%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)		760,000	684,988
PANAMA—0.4%
Diversified Telecommunication Services—0.4%
C&W Senior Financing DAC, 6.88%, 09/15/2027(a)		436,000	414,758
REPUBLIC OF IRELAND—0.1%
Media—0.1%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)	GBP	100,000	103,097

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
SOUTH AFRICA—0.4%
Diversified Telecommunication Services—0.4%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)		$584,000	$ 445,464
SPAIN—1.9%
Commercial Banks—0.2%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(d)		200,000	195,752
Diversified Telecommunication Services—1.0%
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)	EUR	500,000	498,005
Telefonica Europe BV, (fixed rate to 06/22/2026, variable rate thereafter), Series ., 3.88%, 06/22/2026(a)(d)		500,000	507,029
			1,005,034
Engineering & Construction—0.4%
Cellnex Finance Co. SA
1.00%, 09/15/2027(a)		100,000	93,196
1.50%, 06/08/2028(a)		100,000	93,515
2.00%, 09/15/2032(a)		300,000	256,717
			443,428
Entertainment—0.1%
Cirsa Finance International Sarl, 6.25%, 12/20/2023(a)		72,397	78,313
Pharmaceutical—0.2%
Grifols SA, 2.25%, 11/15/2027(a)		200,000	188,938
Total Spain			1,911,465
SWEDEN—1.1%
Commercial Services & Supplies—0.6%
Verisure Holding AB, 3.25%, 02/15/2027(a)		333,000	319,498
Verisure Midholding AB, 5.25%, 02/15/2029(a)		275,000	246,814
			566,312
Diversified Financial Services—0.5%
Intrum AB, 4.88%, 08/15/2025(a)		500,000	510,281
Total Sweden			1,076,593
SWITZERLAND—1.4%
Chemicals—0.5%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)		$652,000	567,240
Commercial Banks—0.6%
Credit Suisse AG, 7.50%, 02/15/2028		613,000	643,206
Retail—0.3%
Dufry One BV, 2.50%, 10/15/2024(a)	EUR	250,000	265,672
Total Switzerland			1,476,118
	Shares or Principal Amount		Value

TURKEY—0.4%
Diversified Telecommunication Services—0.4%
Turk Telekomunikasyon AS, 4.88%, 06/19/2024(a)		$410,000	$ 386,343
UNITED KINGDOM—5.6%
Aerospace & Defense—0.7%
Rolls-Royce PLC, 4.63%, 02/16/2026(a)	EUR	680,000	722,703
Diversified Financial Services—0.4%
Jerrold Finco PLC
4.88%, 01/15/2026(a)	GBP	134,000	144,419
5.25%, 01/15/2027(a)		306,000	319,228
			463,647
Diversified Telecommunication Services—0.3%
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)		288,000	292,925
Entertainment—0.6%
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)		500,000	573,189
Food & Staples—0.6%
eG Global Finance PLC, 4.38%, 02/07/2025(a)	EUR	600,000	578,907
Food Products—0.4%
Bellis Acquisition Co. PLC
3.25%, 02/16/2026(a)	GBP	278,000	281,897
4.50%, 02/16/2026(a)		106,000	110,419
			392,316
Media—0.5%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)		544,000	560,848
Oil, Gas & Consumable Fuels—0.6%
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)		$581,000	570,724
Pharmaceutical—1.2%
180 Medical, Inc., 3.88%, 10/15/2029(a)		1,345,000	1,192,022
Water Utility—0.3%
Thames Water Kemble Finance PLC, 4.63%, 05/19/2026(a)	GBP	300,000	322,693
Total United Kingdom			5,669,974
UNITED STATES—56.0%
Advertising—0.6%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)		$721,000	592,600
Aerospace & Defense—2.5%
Boeing Co., 5.15%, 05/01/2030		817,000	823,466
Howmet Aerospace, Inc.
6.88%, 05/01/2025		43,000	44,287
3.00%, 01/15/2029		455,000	396,988
5.95%, 02/01/2037		1,244,000	1,255,694
			2,520,435

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Agriculture—1.4%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)		$1,013,000	$ 1,007,935
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)		503,000	455,753
			1,463,688
Apparel—0.3%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)		395,000	318,469
Auto Manufacturers—2.6%
Ford Motor Co.
9.63%, 04/22/2030		422,000	496,736
6.10%, 08/19/2032		558,000	547,539
Ford Motor Credit Co. LLC
4.54%, 03/06/2025	GBP	162,000	192,731
4.95%, 05/28/2027		$364,000	347,354
7.35%, 11/04/2027		704,000	738,320
2.90%, 02/16/2028		396,000	340,598
			2,663,278
Auto Parts & Equipment—1.7%
Adient Global Holdings Ltd., 3.50%, 08/15/2024(a)	EUR	503,000	531,886
Goodyear Europe BV, 2.75%, 08/15/2028(a)		352,000	307,634
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025		$604,000	623,434
5.00%, 07/15/2029		115,000	101,307
5.25%, 07/15/2031		152,000	128,407
			1,692,668
Building Materials—1.2%
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)		273,000	234,847
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)		396,000	329,262
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)		672,000	618,610
			1,182,719
Chemicals—0.8%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)		272,000	233,044
Celanese US Holdings LLC
6.17%, 07/15/2027		386,000	390,984
6.38%, 07/15/2032		162,000	163,191
			787,219
Coal—1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)		1,153,000	1,014,640
Commercial Services & Supplies—1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2029(a)		1,125,000	1,005,750
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)		380,000	402,800
			1,408,550
	Shares or Principal Amount		Value

Computers & Peripherals—0.7%
Banff Merger Sub, Inc., 8.38%, 09/01/2026(a)	EUR	325,000	$ 319,754
McAfee Corp., 7.38%, 02/15/2030(a)		$465,000	386,228
			705,982
Diversified Financial Services—0.5%
Encore Capital Group, Inc., 4.88%, 10/15/2025(a)	EUR	500,000	508,879
Diversified Telecommunication Services—1.5%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)		$77,000	63,250
8.75%, 05/15/2030(a)		256,000	265,280
Lumen Technologies, Inc., 4.50%, 01/15/2029(a)		500,000	336,250
Sprint Capital Corp.
6.88%, 11/15/2028		169,000	180,802
8.75%, 03/15/2032		88,000	108,680
T-Mobile USA, Inc., 3.50%, 04/15/2031		633,000	566,440
			1,520,702
Electric Utilities—1.7%
NRG Energy, Inc.
3.38%, 02/15/2029(a)		1,035,000	855,667
3.63%, 02/15/2031(a)		241,000	190,896
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)		504,000	486,729
4.38%, 05/01/2029(a)		221,000	194,335
			1,727,627
Energy Equipment & Services—4.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029		831,000	779,578
4.00%, 03/01/2031		177,000	158,797
EnLink Midstream LLC, 6.50%, 09/01/2030(a)		597,000	608,194
Hess Midstream Operations LP
4.25%, 02/15/2030(a)		435,000	380,976
5.50%, 10/15/2030(a)		102,000	95,126
ITT Holdings LLC, 6.50%, 08/01/2029(a)		688,000	597,700
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)		255,000	226,950
6.25%, 01/15/2030(a)		106,000	107,991
4.13%, 08/15/2031(a)		643,000	570,058
3.88%, 11/01/2033(a)		410,000	348,275
Western Midstream Operating LP
3.95%, 06/01/2025		263,000	251,165
4.65%, 07/01/2026		156,000	150,150
			4,274,960
Entertainment—2.8%
Affinity Gaming, 6.88%, 12/15/2027(a)		727,000	650,847
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)		18,000	18,315
CCM Merger, Inc., 6.38%, 05/01/2026(a)		511,000	494,393
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2028		499,000	483,588

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
International Game Technology PLC, 3.50%, 06/15/2026(a)	EUR	847,000	$ 869,020
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)		$372,000	376,060
			2,892,223
Environmental Control—0.7%
Clean Harbors, Inc.
4.88%, 07/15/2027(a)		560,000	540,277
6.38%, 02/01/2031(a)		129,000	131,412
			671,689
Food Products—0.7%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028(a)		245,000	239,665
Post Holdings, Inc., 4.50%, 09/15/2031(a)		559,000	482,137
			721,802
Healthcare Providers & Services—4.3%
Centene Corp., 4.25%, 12/15/2027		646,000	619,688
Encompass Health Corp., 4.63%, 04/01/2031		950,000	836,186
HCA, Inc., 5.63%, 09/01/2028		1,319,000	1,342,350
IQVIA, Inc., 1.75%, 03/15/2026(a)	EUR	615,000	619,843
Tenet Healthcare Corp.
4.63%, 07/15/2024		$520,000	512,850
6.13%, 10/01/2028(a)		154,000	144,002
6.13%, 06/15/2030(a)		328,000	318,393
			4,393,312
Home Builders—0.4%
Adams Homes, Inc., 7.50%, 02/15/2025(a)		443,000	381,007
Home Furnishings—0.6%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)		785,000	646,769
Internet—1.3%
Netflix, Inc.
4.88%, 04/15/2028		221,000	220,171
4.63%, 05/15/2029	EUR	341,000	376,732
6.38%, 05/15/2029		$465,000	498,258
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)		221,000	110,500
Shutterfly, Inc., 2021 Term Loan, 9.57%, 09/25/2026(j)		245,000	122,806
			1,328,467
Leisure Time—2.6%
Carnival Corp.
10.50%, 02/01/2026(a)		288,000	301,222
6.00%, 05/01/2029(a)		525,000	414,750
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)		557,000	440,114
NCL Corp. Ltd.
5.88%, 02/15/2027(a)		299,000	277,995
7.75%, 02/15/2029(a)		325,000	279,477
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)		209,000	224,420
	Shares or Principal Amount		Value

5.50%, 04/01/2028(a)		$271,000	$ 233,060
Viking Cruises Ltd., 13.00%, 05/15/2025(a)		465,000	493,035
			2,664,073
Lodging—0.5%
Travel & Leisure Co., 4.63%, 03/01/2030(a)		590,000	501,698
Machinery-Diversified—0.2%
Chart Industries, Inc.
7.50%, 01/01/2030(a)		117,000	119,633
9.50%, 01/01/2031(a)		92,000	96,001
			215,634
Media—3.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(a)		1,206,000	1,004,659
4.25%, 01/15/2034(a)		1,126,000	877,773
CSC Holdings LLC
6.50%, 02/01/2029(a)		296,000	256,093
5.75%, 01/15/2030(a)		519,000	326,970
DISH Network Corp., 11.75%, 11/15/2027(a)		466,000	484,267
Univision Communications, Inc., 7.38%, 06/30/2030(a)		424,000	415,797
			3,365,559
Metals & Mining—0.7%
Novelis Corp., 3.25%, 11/15/2026(a)		769,000	696,191
Oil & Gas Services—0.5%
Weatherford International Ltd., 8.63%, 04/30/2030(a)		463,000	467,357
Oil, Gas & Consumable Fuels—3.8%
Chesapeake Energy Corp., 6.75%, 04/15/2029(a)		490,000	483,164
CNX Resources Corp., 7.38%, 01/15/2031(a)		416,000	404,556
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)		539,000	501,270
Occidental Petroleum Corp.
6.63%, 09/01/2030		298,000	316,371
6.45%, 09/15/2036		782,000	822,374
Southwestern Energy Co., 4.75%, 02/01/2032		788,000	694,638
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)(h)		115,000	119,338
Transocean, Inc., 8.75%, 02/15/2030(a)(h)		114,000	117,534
Viper Energy Partners LP, 5.38%, 11/01/2027(a)		435,000	421,054
			3,880,299
Packaging & Containers—3.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(a)		620,000	618,264
Ball Corp.
2.88%, 08/15/2030		1,336,000	1,095,246
3.13%, 09/15/2031		316,000	258,380
Graphic Packaging International LLC
2.63%, 02/01/2029(a)	EUR	114,000	107,733
3.50%, 03/01/2029(a)		$375,000	330,056

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
3.75%, 02/01/2030(a)		$1,113,000	$ 963,873
Sealed Air Corp., 5.00%, 04/15/2029(a)		271,000	260,073
			3,633,625
Pharmaceutical—2.2%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2028(a)	EUR	908,000	860,089
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030		$545,000	478,303
Viatris, Inc., 2.70%, 06/22/2030		1,132,000	932,829
			2,271,221
Real Estate Investment Trust (REIT) Funds—3.3%
GLP Capital, LP/GLP Financing II, Inc. REIT, 5.75%, 06/01/2028		951,000	968,679
Iron Mountain, Inc., 5.00%, 07/15/2028(a)		1,537,000	1,413,292
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/2025(a)		137,000	138,883
4.88%, 05/15/2029(a)		491,000	424,470
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)		471,000	422,718
			3,368,042
Retail—1.6%
Academy Ltd., 6.00%, 11/15/2027(a)		593,000	576,871
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)		373,000	346,895
5.88%, 03/15/2030(a)		16,000	14,604
6.13%, 03/15/2032(a)		49,000	43,855
Staples, Inc., 7.50%, 04/15/2026(a)		737,000	654,861
			1,637,086
Software—0.8%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)		215,000	205,463
6.50%, 10/15/2028(a)		607,000	568,280
			773,743
Total United States			56,892,213
ZAMBIA—1.7%
Metals & Mining—1.7%
First Quantum Minerals Ltd.
6.50%, 03/01/2024(a)		539,000	538,272
6.88%, 03/01/2026(a)		977,000	950,084
6.88%, 10/15/2027(a)		260,000	252,038
			1,740,394
Total Corporate Bonds			94,537,590
Shares or Principal Amount		Value
EXCHANGE-TRADED FUNDS—1.7%
iShares iBoxx High Yield Corporate Bond ETF	21,922	$ 1,673,306
Total Exchange-Traded Funds		1,673,306
SHORT-TERM INVESTMENTS—3.8%
MONEY MARKET FUNDS—3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(k)	3,197,855	3,197,855
Total Money Market Funds		3,197,855
U.S. TREASURIES—0.7%
U.S. Treasury Note, 3.88%, 12/31/2029	$650,000	662,391
Total U.S. Treasuries		662,391
Total Short-Term Investments		3,860,246
Total Investments (Cost $108,353,932)—98.6%		100,071,142
Other Assets in Excess of Liabilities—1.4%		1,435,881
Net Assets—100.0%		$101,507,023

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Illiquid security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(g)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2023.
(h)	Sinkable security.
(i)	Step bond. Rate disclosed is as of January 31, 2023.
(j)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2023.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
04/19/2023	UBS AG	EUR	378,473	USD	411,712	$413,405	$1,693

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Global High Income Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/19/2023	Barclays Bank PLC	USD	303,851	GBP	245,065	$302,627	$1,224
04/19/2023	Royal Bank of Canada	USD	3,784,307	GBP	3,122,067	3,855,391	(71,084)
United States Dollar/Euro
04/19/2023	Royal Bank of Canada	USD	1,288,562	EUR	1,177,205	1,285,858	2,704
04/19/2023	Royal Bank of Canada	USD	18,301,760	EUR	16,835,057	18,388,888	(87,128)
						$23,832,764	$(154,284)
Unrealized appreciation on forward foreign currency exchange contracts							$5,621
Unrealized depreciation on forward foreign currency exchange contracts							$(158,212)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.2%
CALIFORNIA—3.9%
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	$345,000	$ 345,665
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	425,365
M-S-R Energy Authority Gas Revenue Bonds
Series A, 6.50%, 11/01/2039	500,000	627,689
Series B, 6.13%, 11/01/2029	440,000	496,104
Total California		1,894,823
COLORADO—0.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	152,100
CONNECTICUT—3.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Masonicare Corp Obligated Group), Series F, 5.00%, 07/01/2027	1,135,000	1,155,606
State Of Connecticut General Obligation Bonds, Series B, 3.00%, 06/01/2040	500,000	441,291
Total Connecticut		1,596,897
DISTRICT OF COLUMBIA—1.1%
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	556,733
FLORIDA—7.2%
City of Lakeland Revenue Bonds, Series B, AMT, 5.00%, 10/01/2028	565,000	640,513
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035	225,000	213,076
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041(b)	765,000	634,724
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward), Series A, 5.00%, 12/15/2039(b)	500,000	520,658
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2027	260,000	266,255
4.00%, 10/01/2028	270,000	277,470
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	600,000	532,869
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), Series A, 5.00%, 01/01/2039	160,000	152,560
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	254,089
Total Florida		3,492,214
Shares or Principal Amount		Value

GEORGIA—1.1%
Main Street Natural Gas, Inc. Revenue Bonds
Series A, 5.00%, 05/15/2035	$250,000	$ 267,529
Series B, 5.00%, 06/01/2026	250,000	261,230
Total Georgia		528,759
HAWAII—1.2%
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	600,848
ILLINOIS—0.4%
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	177,347
KENTUCKY—2.5%
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-1, 2.11%, 08/01/2061(a)	700,000	700,000
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	501,062
Total Kentucky		1,201,062
LOUISIANA—1.7%
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	10,179
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), (AGM), 5.00%, 01/01/2028	500,000	559,087
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), (AGM), Series B, 5.00%, 10/01/2027	250,000	278,669
Total Louisiana		847,935
MARYLAND—6.2%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 3.36%, 03/01/2030(a)	3,000,000	3,000,000
MASSACHUSETTS—1.6%
Massachusetts Development Finance Agency Revenue Bonds (Massachusetts Seven Hills Foundation & Affiliates Issue), 5.00%, 09/01/2031	270,000	289,236
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Obligated Group), Series A, 5.00%, 07/01/2036	500,000	512,813
Total Massachusetts		802,049
MICHIGAN—3.8%
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	984,356
4.00%, 07/01/2038	750,000	697,404
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	195,000	192,779
Total Michigan		1,874,539

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSISSIPPI—8.2%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.95%, 11/01/2032(a)	$4,000,000	$ 4,000,000
MISSOURI—0.3%
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	165,000	146,704
NEW HAMPSHIRE—1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
Series A, 5.00%, 08/01/2035	250,000	269,948
Series A, 5.00%, 08/01/2036	245,000	261,850
Total New Hampshire		531,798
NEW JERSEY—5.7%
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
(Pre-refunded @ $100, 07/01/2026), Series F, 4.00%, 07/01/2033	70,000	74,015
Series F, 4.00%, 07/01/2033	30,000	30,779
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,186,397
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	511,743
Total New Jersey		2,802,934
NEW YORK—16.0%
Build NYC Resource Corporation Revenue Bonds (Kipp NYC Public School Facilities - Canal West Project), 5.25%, 07/01/2052	100,000	105,298
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	85,000	89,426
5.00%, 07/01/2033(b)	625,000	682,510
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	153,266
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,069,036
Metropolitan Transportation Authority Revenue Bonds
Series A-1, 5.00%, 11/15/2027	695,000	727,666
Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	436,928
Series C-1, 5.00%, 11/15/2027	1,150,000	1,186,219
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,028,422
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	318,395
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,170,126
Shares or Principal Amount		Value

New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	$250,000	$ 250,611
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	596,274
Total New York		7,814,177
OHIO—3.8%
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series B-2, 5.00%, 06/01/2055	610,000	581,646
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	125,395
Ohio Higher Educational Facility Commission Revenue Bonds, 4.00%, 07/01/2030	1,095,000	1,141,267
Total Ohio		1,848,308
PENNSYLVANIA—4.6%
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward), 4.00%, 12/01/2037	300,000	301,601
Pennsylvania Turnpike Commission Revenue Bonds, (AGM), Series A, 5.25%, 07/15/2029	850,000	999,635
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A (AGM ST AID WITHHLDG), Series A, 5.00%, 04/01/2034	825,000	931,694
Total Pennsylvania		2,232,930
PUERTO RICO—0.2%
Electric Power Authority Revenue Bonds, Series VV, 5.25%, 07/01/2026	100,000	100,765
RHODE ISLAND—1.3%
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	650,000	653,392
SOUTH CAROLINA—2.2%
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	522,316
5.00%, 01/01/2026	500,000	535,311
Total South Carolina		1,057,627
TENNESSEE—2.9%
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	519,117
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	377,748
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	504,303
Total Tennessee		1,401,168
TEXAS—12.1%
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), Series A, 4.00%, 08/15/2036	100,000	88,172

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	$1,240,000	$ 1,336,769
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,001,448
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 4.00%, 01/01/2050(b)	1,000,000	745,262
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	858,622
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,017,237
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	825,000	876,786
Total Texas		5,924,296
UTAH—1.4%
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	105,813
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	567,627
Total Utah		673,440
WASHINGTON—0.4%
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	179,058
WISCONSIN—4.7%
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	567,296
5.00%, 06/15/2034	425,000	450,255
Series A, 5.00%, 07/01/2038	1,000,000	1,016,237
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	270,047
Total Wisconsin		2,303,835
Total Municipal Bonds		48,395,738
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional Shares	18,386	18,390
Total Short-Term Investment		18,390
Total Investments (Cost $49,296,781)—99.2%		48,414,128
Other Assets in Excess of Liabilities—0.8%		371,350
Net Assets—100.0%		$48,785,478

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS —99.9%
ALABAMA—0.2%
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	$235,000	$ 230,681
ARIZONA—4.3%
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier)
Series C, 5.13%, 01/01/2034(a)	775,000	495,026
Series C, 5.13%, 01/01/2035(a)	815,000	507,572
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation), 5.00%, 07/01/2023(a)	405,000	406,604
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), Series A, 3.00%, 12/15/2031(a)	655,000	586,895
Arizona Industrial Development Authority Revenue Refunding Bonds (Doral Academy of Northern Nevada Project)
Series A, 4.00%, 07/15/2026(a)	125,000	123,452
Series A, 4.00%, 07/15/2027(a)	125,000	122,748
Series A, 4.00%, 07/15/2028(a)	185,000	180,393
Series A, 4.00%, 07/15/2029(a)	200,000	193,579
Series A, 4.00%, 07/15/2030(a)	215,000	206,278
Series A, 4.00%, 07/15/2031(a)	215,000	204,164
Series A, 4.00%, 07/15/2032(a)	225,000	211,445
Series A, 4.00%, 07/15/2033(a)	185,000	171,790
Series A, 4.00%, 07/15/2034(a)	185,000	169,620
Series A, 4.00%, 07/15/2035(a)	255,000	231,126
Series A, 4.00%, 07/15/2036(a)	250,000	224,589
Series A, 4.00%, 07/15/2037(a)	275,000	244,585
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026(a)	410,000	417,786
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University)
5.00%, 10/01/2026(a)	245,000	247,653
5.13%, 10/01/2030(a)	425,000	438,970
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026(a)	1,010,000	1,002,024
Total Arizona		6,386,299
ARKANSAS—1.1%
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A, 5.00%, 09/01/2026	1,490,000	1,578,365
CALIFORNIA—1.9%
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A, 5.00%, 10/01/2026(a)	40,000	40,209
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group), Series B-1, 3.13%, 05/15/2029(a)	3,075,000	2,757,863
Total California		2,798,072
Principal Amount		Value

COLORADO—5.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.)
4.00%, 05/01/2024	$150,000	$ 149,905
4.00%, 05/01/2027	65,000	64,968
4.00%, 05/01/2029	145,000	144,481
4.00%, 05/01/2030	120,000	119,170
4.00%, 05/01/2036	175,000	165,227
Colorado Health Facilities Authority Revenue Bonds, Series B, 5.00%, 05/15/2028	100,000	100,667
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge)
Series B-1, 3.50%, 05/15/2030	6,950,000	6,240,609
Series B-2, 2.63%, 05/15/2029	1,705,000	1,549,970
Total Colorado		8,534,997
CONNECTICUT—2.9%
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	346,047
Series A, 5.00%, 11/01/2026	325,000	353,649
Series A, 5.00%, 11/01/2027	635,000	703,658
Series B, 5.00%, 11/01/2025	240,000	255,542
Series B, 5.00%, 11/01/2026	200,000	217,630
Series B, 5.00%, 11/01/2027	200,000	221,625
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group), Series A, 5.00%, 01/01/2030(a)	500,000	506,687
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
Series N, 5.00%, 07/01/2025	400,000	410,917
Series N, 5.00%, 07/01/2026	575,000	596,415
Series N, 5.00%, 07/01/2027	430,000	449,715
Series N, 5.00%, 07/01/2029	300,000	317,547
Total Connecticut		4,379,432
FLORIDA—7.8%
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(a)	300,000	286,386
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	25,000	25,178
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(a)	530,000	536,948
Series A, 5.00%, 12/15/2034(a)	530,000	566,370
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(a)	100,000	97,917

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group)
3.00%, 06/01/2023	$115,000	$ 114,224
4.00%, 06/01/2024	105,000	103,526
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group)
Series A, 4.00%, 06/30/2027(a)	150,000	146,439
Series A, 4.00%, 06/30/2028(a)	195,000	188,810
Series A, 4.00%, 06/30/2029(a)	205,000	196,800
Series A, 4.00%, 06/30/2030(a)	215,000	204,372
Series A, 4.00%, 06/30/2031(a)	225,000	211,762
Series A, 4.00%, 06/30/2036(a)	625,000	550,986
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group)
Series B-1, 2.38%, 06/01/2027(a)	835,000	752,686
Series B-2, 1.75%, 06/01/2026(a)	3,065,000	2,777,688
Lee County Industrial Development Authority Refunding Revenue Bonds (Shell Point Obligated Group), 4.00%, 11/15/2030	5,000	4,808
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2023	220,000	220,878
4.00%, 10/01/2024	230,000	232,116
4.00%, 10/01/2025	240,000	243,547
4.00%, 10/01/2026	245,000	249,927
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(a)	400,000	355,246
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(a)	1,440,000	1,460,649
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	315,000	316,757
Series A, 5.00%, 01/01/2039	240,000	228,839
Seminole County Industrial Development Authority Revenue Bonds (Galileo School Foundation, Inc.)
Series A, 4.00%, 06/15/2024(a)	130,000	129,243
Series A, 4.00%, 06/15/2025(a)	105,000	103,689
Series A, 4.00%, 06/15/2026(a)	155,000	151,790
Series A, 4.00%, 06/15/2027(a)	235,000	228,198
Series A, 4.00%, 06/15/2028(a)	250,000	240,506
Series A, 4.00%, 06/15/2029(a)	255,000	242,963
Series A, 4.00%, 06/15/2031(a)	275,000	256,724
Series A, 4.00%, 06/15/2036(a)	315,000	277,773
Total Florida		11,703,745
Principal Amount		Value

IDAHO—0.5%
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026(a)	$600,000	$ 603,804
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026(a)	80,000	80,503
Total Idaho		684,307
ILLINOIS—7.4%
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	621,593
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	433,820
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	110,000	110,247
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group)
4.00%, 10/01/2027(a)	405,000	388,965
4.00%, 10/01/2028(a)	580,000	551,115
4.00%, 10/01/2029(a)	910,000	854,975
4.00%, 10/01/2030(a)	630,000	584,940
4.00%, 10/01/2032(a)	685,000	621,193
4.00%, 10/01/2033(a)	1,060,000	948,776
4.00%, 10/01/2034(a)	445,000	391,574
Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2028	120,000	124,928
5.00%, 10/01/2029	200,000	209,290
5.00%, 10/01/2030	100,000	104,774
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC)
Series A, 5.00%, 02/15/2027	420,000	438,688
Series A, 5.00%, 02/15/2028	400,000	418,973
Series A, 5.00%, 02/15/2029	520,000	543,563
Series A, 5.00%, 02/15/2030	335,000	349,331
Series A, 5.00%, 02/15/2031	370,000	384,893
Series A, 5.00%, 02/15/2032	225,000	233,490
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	265,968
5.00%, 12/01/2029	315,000	334,146
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group)
5.00%, 05/15/2032	275,000	267,810
5.00%, 05/15/2033	290,000	280,690
5.00%, 05/15/2034	300,000	288,217
5.00%, 05/15/2035	315,000	298,614
5.00%, 05/15/2036	330,000	308,944
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	164,490
5.00%, 12/01/2027	150,000	167,433
5.00%, 12/01/2028	350,000	394,551
Total Illinois		11,085,991

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
INDIANA—0.2%
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	$70,000	$ 71,245
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(a)	225,000	224,860
Total Indiana		296,105
IOWA—3.5%
Iowa Finance Authority Revenue Bonds, FRN, Series B, 3.56%, 05/15/2056(b)	5,500,000	5,222,088
KANSAS—0.5%
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group)
Series B-1, 2.88%, 06/01/2028	375,000	337,607
Series B-2, 2.38%, 06/01/2027	430,000	392,330
Total Kansas		729,937
LOUISIANA—3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(a)	1,000,000	984,353
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	155,000	155,332
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project)
Series A, 5.00%, 01/01/2024	180,000	178,146
Series A, 5.00%, 01/01/2025	370,000	361,628
Series A, 5.00%, 01/01/2026	390,000	376,572
Series A, 5.00%, 01/01/2027	410,000	389,564
Series A, 5.00%, 01/01/2028	430,000	402,182
Series A, 5.00%, 01/01/2029	450,000	414,359
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(a)	1,000,000	872,777
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(a)	400,000	401,463
Total Louisiana		4,536,376
MARYLAND—4.6%
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	50,000	50,025
Principal Amount		Value

Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University)
Series A, 5.00%, 09/01/2027(a)	$1,495,000	$ 1,519,624
Series A, 5.00%, 09/01/2032(a)	740,000	747,810
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 3.36%, 03/01/2030(b)	4,500,000	4,500,000
Total Maryland		6,817,459
MASSACHUSETTS—2.7%
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(a)	230,000	230,277
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(a)	500,000	504,384
4.00%, 10/01/2026(a)	500,000	505,076
4.00%, 10/01/2027(a)	450,000	454,754
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,528,438
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue)
Series A, 5.00%, 07/01/2033	500,000	526,884
Series A, 5.00%, 07/01/2034	300,000	313,866
Total Massachusetts		4,063,679
MICHIGAN—0.9%
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	508,143
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	20,000	19,949
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group), Series B-2, 2.63%, 05/15/2025	115,000	110,085
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	675,357
Total Michigan		1,313,534
MINNESOTA—3.0%
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	4,465,000	4,427,792
MISSISSIPPI—3.0%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.95%, 11/01/2032(b)	1,000,000	1,000,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSISSIPPI (continued)
Mississippi Development Bank Obligation Bonds (Mangolia Regional Health Centre)
5.00%, 10/01/2023(a)	$415,000	$ 418,672
5.00%, 10/01/2024(a)	440,000	449,955
5.00%, 10/01/2025(a)	660,000	680,133
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(a)	1,865,000	1,869,558
Total Mississippi		4,418,318
MISSOURI—1.1%
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025(c)(d)	675,000	303,750
Plaza at Noah's Ark Community Improvement District Revenue Bonds
3.00%, 05/01/2023	100,000	99,713
3.00%, 05/01/2024	100,000	98,327
3.00%, 05/01/2025	100,000	96,990
3.00%, 05/01/2026	100,000	95,715
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.)
4.00%, 08/01/2029	385,000	366,947
4.00%, 08/01/2031	310,000	289,772
4.00%, 08/01/2036	275,000	244,506
Total Missouri		1,595,720
NEW JERSEY—0.0%
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(a)	50,000	50,107
NEW YORK—12.3%
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	600,000	617,689
5.00%, 10/01/2026	630,000	654,934
4.00%, 10/01/2037	500,000	456,461
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project)
Series A, 5.00%, 06/01/2023(a)	370,000	371,362
Series A, 5.00%, 06/01/2024(a)	390,000	394,428
Series A, 5.00%, 06/01/2025(a)	410,000	416,731
Series A, 5.00%, 06/01/2026(a)	430,000	438,286
Series A, 5.00%, 06/01/2027(a)	450,000	459,980
Series A, 5.00%, 06/01/2032(a)	500,000	504,030
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(a)	845,000	889,000
5.00%, 07/01/2033(a)	2,635,000	2,877,461
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	480,938
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022(d)(e)	6,500,000	4,550,000
Principal Amount		Value

Westchester County Local Development Corp.
Series B, 3.60%, 07/01/2029(a)	$2,000,000	$ 1,766,697
Series C, 3.20%, 07/01/2028(a)	1,675,000	1,587,196
Series D, 2.88%, 07/01/2026(a)	1,000,000	965,193
Western Regional Off-Track Betting Corp. Revenue Bonds, 3.00%, 12/01/2026(a)	1,060,000	968,505
Total New York		18,398,891
NORTH CAROLINA—0.5%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	798,228
OHIO—0.1%
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	180,000	185,906
OREGON—2.8%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds
0.95%, 06/01/2027	1,000,000	877,251
Series B, 1.20%, 06/01/2028	1,800,000	1,538,999
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group)
Series B-1, 2.50%, 11/15/2028	500,000	444,114
Series B-2, 2.13%, 11/15/2027	1,500,000	1,343,286
Total Oregon		4,203,650
PENNSYLVANIA—2.6%
City of Scranton PA General Obligation Bonds, 5.00%, 09/01/2023(a)	1,000,000	1,004,553
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(a)	2,135,000	2,123,370
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	100,723
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), Series A, 4.00%, 05/01/2031	680,000	633,586
Total Pennsylvania		3,862,232
PUERTO RICO—0.8%
HTA HRRB Assured Custodial Trust CTFS Revenue Bonds, 5.50%, 07/01/2030	1,000,000	1,031,845
HTA TRRB Assured Custodial Trust CTFS Revenue Bonds, 5.50%, 07/01/2023	200,000	200,594
Total Puerto Rico		1,232,439
RHODE ISLAND—0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B, 5.00%, 09/01/2023	500,000	503,880

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
SOUTH CAROLINA—1.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds (Lowcountry Leadership Charter School), Series A, 4.00%, 12/01/2029(a)	$1,030,000	$ 1,014,454
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), Series A, 5.25%, 02/01/2027(a)(c)(d)(e)	1,060,000	424,000
Total South Carolina		1,438,454
TEXAS—6.9%
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools)
Series A, 5.00%, 08/15/2023	155,000	155,885
Series A, 5.00%, 08/15/2024	195,000	197,584
Series A, 5.00%, 08/15/2025	205,000	208,558
Series A, 5.00%, 08/15/2026	190,000	193,879
Series A, 5.00%, 08/15/2027	200,000	204,388
Series A, 5.00%, 08/15/2028	80,000	81,586
Series A, 4.00%, 08/15/2029	75,000	71,505
Series A, 4.00%, 08/15/2030	80,000	75,555
Series A, 4.00%, 08/15/2031	90,000	84,105
Series A, 4.00%, 08/15/2036	230,000	202,797
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group), 5.00%, 07/15/2023	300,000	300,611
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), AMT, Series A, 3.63%, 07/01/2026(a)	4,000,000	3,639,063
Change Desertexpress Enterprises LLC to Brightline West Passenger Rail Project, VRN, Series B, 2.00%, 11/15/2061(b)	708,386	325,177
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	275,000	276,503
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 5.00%, 07/01/2023	300,000	135,000
Series D, 6.00%, 07/01/2026	95,000	38,000
New Hope Cultural Education Facilities Finance Corp.(Outlook at Windhaven Forefront Living Obligated Group), Series B-3, 4.25%, 10/01/2026	2,000,000	1,999,229
New Hope Cultural Education Facilities Finance Corporation Education Revenue And Refunding Bonds (Jubilee Academic Center)
4.00%, 08/15/2023(a)	360,000	359,939
4.00%, 08/15/2024(a)	370,000	369,613
4.00%, 08/15/2029(a)	445,000	436,463
4.00%, 08/15/2030(a)	465,000	453,172
4.00%, 08/15/2031(a)	485,000	469,298
SA Energy Acquisition Public Facility Corp. Revenue Bonds, 5.50%, 08/01/2023	50,000	50,480
Total Texas		10,328,390
Principal Amount		Value

UTAH—2.7%
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School)
Series A, 4.50%, 10/15/2028(a)	$500,000	$ 496,497
Series A, 4.63%, 10/15/2048(a)(b)	1,000,000	989,645
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), Series A, 3.25%, 06/15/2031(a)	535,000	487,019
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	2,000,000	1,999,430
Total Utah		3,972,591
WASHINGTON—5.3%
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy)
Series A, 4.00%, 07/01/2025(a)	355,000	350,812
Series A, 4.00%, 07/01/2026(a)	285,000	279,909
Series A, 4.00%, 07/01/2027(a)	295,000	287,647
Series A, 4.00%, 07/01/2028(a)	305,000	294,464
Series A, 4.00%, 07/01/2029(a)	320,000	306,170
Washington State Housing Finance Commission Revenue Bonds(Eliseo Project)
Series B-1, 2.50%, 07/01/2028(a)	4,375,000	3,894,343
Series B-2, 2.13%, 07/01/2027(a)	2,750,000	2,493,180
Total Washington		7,906,525
WEST VIRGINIA—0.3%
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	425,000	419,848
WISCONSIN—10.0%
Public Finance Authority Educational Facilities Revenue Refunding Bonds (The Methodist University)
4.00%, 03/01/2029(a)	890,000	826,111
4.00%, 03/01/2030(a)	950,000	869,411
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2029(a)	500,000	509,324
Series A-1, 6.00%, 01/01/2027	4,100,000	3,774,545
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-1, 3.50%, 03/01/2027(a)	4,000,000	3,775,222
Series B-2, 3.00%, 03/01/2026(a)	790,000	747,758
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic)
Series A, 3.00%, 12/01/2026	250,000	244,413
Series A, 4.00%, 12/01/2031	700,000	696,774
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(a)	1,000,000	954,619
Wisconsin Health & Educational Facilities Authority Revenue Bond, Series A, 5.00%, 11/01/2023	360,000	358,565

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	$685,000	$ 694,374
5.00%, 01/01/2027	830,000	844,123
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2024	210,000	213,468
5.00%, 06/15/2026	230,000	239,488
5.00%, 06/15/2027	160,000	168,380
Total Wisconsin		14,916,575
Total Municipal Bonds		149,020,613
Total Investments (Cost $162,847,336)—99.9%		149,020,613
Other Assets in Excess of Liabilities—0.1%		107,971
Net Assets—100.0%		$149,128,584

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Security is in forbearance as of January 31, 2023

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.5%
ALABAMA—7.1%
Black Belt Energy Gas District Revenue Bonds, FRN, Series B-1, 3.84%, 12/01/2048(a)	$20,000,000	$ 20,003,078
Chatom Industrial Development Board Revenue Bonds Powersouth Energy Coop., Inc. F/K/A Alabama Elec Coop, Inc., VRN, Series A, 2.38%, 08/01/2037(a)	1,100,000	1,100,000
Health Care Authority for Baptist Health Revenue Bonds
Series B, 3.05%, 11/15/2037(a)	7,050,000	7,050,000
Series B, 2.33%, 11/01/2042(a)	15,925,000	15,925,000
The Industrial Development Board of the Town of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 1.42%, 12/01/2038(a)	1,200,000	1,200,000
Total Alabama		45,278,078
ARIZONA—3.0%
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 3.30%, 09/01/2024(a)	4,200,000	4,200,547
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, VRDN, Series 2022-MS0005, 2.21%, 06/15/2050(a)(b)	3,055,000	3,055,000
The Industrial Development Authority of the City of Chandler, Arizona Industrial Development Revenue Bonds, AMT, VRN, 2.70%, 12/01/2037(a)	2,250,000	2,242,403
The Industrial Development Authority of the City of Phoenix, Arizona Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project), AMT, FRN, Series D, 4.10%, 12/01/2035(a)	10,000,000	10,000,000
Total Arizona		19,497,950
ARKANSAS—4.0%
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), VRDN, Series B-4, 2.33%, 09/01/2044(a)	25,462,000	25,462,000
CALIFORNIA—6.6%
California Infrastructure and Economic Development Bank Brightline West Passenger Rail Project Series Revenue Bonds, FRN, Series A, 3.65%, 01/01/2050(a)	20,000,000	19,999,514
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.), Series A, 4.10%, 08/01/2023(a)(b)	15,000,000	14,999,920
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), (AGM), Series E, 3.00%, 07/01/2040(a)	3,500,000	3,500,000
Shares or Principal Amount		Value

Change Commonspirit Health to Dignity Health
AGM, Series D, 3.00%, 07/01/2041(a)	$2,275,000	$ 2,275,000
AGM, Series F, 3.00%, 07/01/2040(a)	1,450,000	1,450,000
Total California		42,224,434
COLORADO—0.2%
E-470 Public Highway Authority Revenue Bonds, FRN, Series B, 3.23%, 09/01/2039(a)	1,500,000	1,493,593
CONNECTICUT—0.9%
City of West Haven General Obligation Unlimited Bonds, 5.00%, 03/28/2023	5,680,000	5,694,027
FLORIDA—3.5%
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.)
AMT, FRN, Series A, 2.04%, 11/01/2033(a)	3,000,000	2,915,798
AMT, FRN, Series B, 2.04%, 11/01/2048(a)	2,000,000	1,943,865
Tender Option Bond Trust Receipts/Certificates, FRN, Series MS0006, 2.21%, 06/15/2062(a)(b)	17,510,000	17,510,000
Total Florida		22,369,663
GEORGIA—0.2%
Development Authority Of Burke County, Pollution Control Revenue Bonds(Georgia Power Company Plant Vogtle Project), 1.75%, 11/01/2052(a)	1,500,000	1,500,000
ILLINOIS—1.5%
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,044,922
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, VRDN, Series MS0003, 2.06%, 11/01/2048(a)(b)	8,290,000	8,290,000
Total Illinois		9,334,922
INDIANA—4.6%
Indiana Finance Authority Economic Development Revenue Bonds (Republic Services, Inc.), Series A, 3.40%, 05/01/2034(a)	3,000,000	3,000,146
Indiana Finance Authority RevenueBonds (ArcelorMittal SA), 2.50%, 08/01/2030(a)	26,400,000	26,400,000
Total Indiana		29,400,146
KENTUCKY—5.7%
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-1, 2.11%, 07/01/2060(a)	1,160,000	1,160,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-1, 2.11%, 08/01/2061(a)	28,850,000	28,850,000
Kentucky Industrial Building Revenue Bonds (Nucor Steel Brandenburg Project), AMT, VRDN, Series B-1, 2.00%, 08/01/2061(a)	1,200,000	1,200,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY (continued)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	$5,000,000	$ 5,010,624
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 2.88%, 08/15/2023(a)	700,000	700,137
Total Kentucky		36,920,761
LOUISIANA—1.6%
Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 2.35%, 07/01/2033(a)	70,000	70,000
Louisiana Stadium And Exposition District Bond Anticipation Notes, 5.00%, 07/03/2023	10,175,000	10,189,376
Total Louisiana		10,259,376
MARYLAND—6.7%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 3.36%, 03/01/2030(a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 2.01%, 02/01/2023(a)	425,000	425,000
Total Maryland		42,830,000
MICHIGAN—0.1%
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027(a)	500,000	475,039
MINNESOTA—0.2%
Minnesota Housing Finance Agency Rental Housing Revenue Bonds, (HUD SECT 8), Series B, 0.30%, 02/01/2023	1,500,000	1,500,000
MISSISSIPPI—12.7%
Jackson County Water System General Obligation Bonds, VRN, 2.00%, 11/01/2024(a)	1,000,000	1,000,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), 1.50%, 05/01/2028(a)	13,400,000	13,400,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.95%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power Company Project), 1.51%, 12/01/2027(a)	3,800,000	3,800,000
Mississippi Business Finance Corporation Solid Waste Disposal Facilities Revenue Bonds (Mississippi Power Company Project), AMT, VRDN, 1.50%, 07/01/2025(a)	1,400,000	1,400,000
Total Mississippi		81,600,000
Shares or Principal Amount		Value

NEW HAMPSHIRE—0.8%
National Finance Authority Solid Waste Disposal Refunding Revenue Bonds (Waste Management, Inc. Project), FRN, Series A3, 3.50%, 04/01/2024(a)	$5,000,000	$ 5,000,464
NEW JERSEY—0.9%
Camden County Improvement Authority Health Care Redevelopment Project Revenue Refunding Bonds The Cooper Health System Obligated Group Issue, 5.00%, 02/15/2023	2,840,000	2,841,888
Township of Mendham NJ Notes, 4.00%, 05/04/2023	3,273,000	3,278,006
Total New Jersey		6,119,894
NEW YORK—4.8%
City of Elmira General Obligation Limited Bonds
2.00%, 05/01/2023	455,000	453,766
4.00%, 05/01/2024	675,000	685,431
City of New York General Obligation Limited Bonds, VRDN, Series 2, 1.60%, 04/01/2042(a)	200,000	200,000
Liberty New York Development Corp. Revenue CTFS, VRDN, Series 2015-XM0106, 2.01%, 10/01/2035(a)(b)	2,750,000	2,750,000
Metropolitan Transportation Authority Revenue Bonds, FRN, Series D-1, 3.21%, 11/01/2035(a)	4,490,000	4,479,076
New York City General Obligation Unlimited Bonds
VRDN, Series B-3, 1.50%, 10/01/2046(a)	2,200,000	2,200,000
Series C-4, 3.00%, 10/01/2027(a)	2,925,000	2,925,000
(AGM), Series J-2, 3.10%, 06/01/2036(a)	2,675,000	2,675,000
(AGM), Series J-3, 3.00%, 06/01/2036(a)	4,525,000	4,525,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, Series A, 5.00%, 01/01/2024	1,500,000	1,514,404
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.26%, 01/01/2032(a)	3,915,000	3,879,683
Village Of Johnson City Broome County, New York Bond Anticipation Notes, Series C, 5.25%, 09/29/2023	4,550,000	4,576,955
Total New York		30,864,315
NORTH CAROLINA—0.2%
Fayetteville State University Revenue Bonds
(AGM), 5.00%, 04/01/2023	405,000	406,604
(AGM), 5.00%, 04/01/2024	425,000	436,182
(AGM), 5.00%, 04/01/2026	470,000	502,860
Total North Carolina		1,345,646
OHIO—1.4%
County Of Scioto, Ohio Hospital Facilities Refunding Revenue Bonds (Southern Ohio Medical Center), 5.00%, 02/15/2023	2,120,000	2,121,480

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
OHIO (continued)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), VRDN, Series C, 1.95%, 01/15/2051(a)	$885,000	$ 885,000
State Of Ohio, Capital Facilities Lease-Appropriation Variable Rate Bonds (Adult Correctional Building Fund Projects), VRDN, Series C, 1.41%, 10/01/2036(a)	6,000,000	6,000,000
Total Ohio		9,006,480
OKLAHOMA—1.7%
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN, Series B, 2.21%, 08/15/2031(a)	10,680,000	10,680,000
OREGON—0.0%
Gilliam County, Solid Waste Disposal Revenue Bonds, (Waste Management Project), VRN, Series A, 3.00%, 08/01/2025(a)	100,000	99,908
PENNSYLVANIA—13.7%
Central Bradford Progress Authority Revenue Bonds (The Guthrie Clinic Issue), VRDN, Series D, 2.23%, 12/01/2041(a)	23,405,000	23,405,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 2.17%, 09/01/2050(a)	2,100,000	2,100,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds (PPL Energy Supply, LLC Project), VRDN, Series C, 2.90%, 12/01/2037(a)	50,000,000	50,000,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 4.00%, 08/01/2045(a)	10,000,000	9,999,947
Philadelphia Redevelopment Authority City Service Agreement Revenue Refunding Bonds, Series B, 5.00%, 04/15/2023	2,500,000	2,507,844
Total Pennsylvania		88,012,791
SOUTH CAROLINA—3.2%
Richland country Revenue Bond (International Paper Co.), AMT, Series A, 3.88%, 04/01/2023	1,715,000	1,715,096
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), VRDN, Series C, 2.20%, 05/01/2048(a)	18,825,000	18,825,000
Total South Carolina		20,540,096
Shares or Principal Amount		Value

TENNESSEE—0.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.58%, 08/01/2031(a)	$350,000	$ 332,528
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 2.03%, 06/01/2037(a)	890,000	890,000
Total Tennessee		1,222,528
TEXAS—9.1%
City of Houston TX Hotel Occupancy Tax & Revenue Bonds
4.00%, 09/01/2023	180,000	181,407
4.00%, 09/01/2025	425,000	438,833
Port of Corpus Christi Authority of Nueces County Revenue Bonds (Flint Hills Resources LP), AMT, VRDN, Series A, 1.65%, 07/01/2029(a)(b)	10,775,000	10,775,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
AMT, VRDN, 1.68%, 01/01/2030(a)	700,000	700,000
AMT, VRDN, Series F, 1.68%, 01/01/2032(a)	18,000,000	18,000,000
Port of Port Arthur Navigation District Revenue Bonds, 2.20%, 04/01/2040(a)	9,200,000	9,200,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises Class C), VRDN, 2.21%, 04/01/2040(a)	1,600,000	1,600,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises LLC)
VRDN, 2.20%, 04/01/2040(a)	6,900,000	6,900,000
VRDN, Series M, 2.48%, 12/01/2027(a)	6,000,000	6,000,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2024	3,100,000	3,175,006
5.00%, 12/15/2025	1,500,000	1,557,216
Total Texas		58,527,462
WEST VIRGINIA—0.3%
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 2.18%, 06/01/2033(a)	2,150,000	2,150,000
WISCONSIN—4.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series C, 2.28%, 02/15/2053(a)	20,800,000	20,800,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic Health System), VRDN, 2.28%, 02/15/2053(a)	8,800,000	8,800,000
Total Wisconsin		29,600,000
Total Municipal Bonds		639,009,573

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2023 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—1.6%
CERTIFICATES OF DEPOSIT—1.6%
UNITED STATES—1.6%
Mercer County Pollution Control Revenue, 2.75%, 02/21/2023	$10,000,000	$ 10,000,000
Total Certificates of Deposit		10,000,000
MONEY MARKET FUNDS—0.0%
BlackRock Liquidity Funds MuniCash, Institutional Shares	88,382	88,399
Total Money Market Funds		88,399
Total Short-Term Investments		10,088,399
Total Investments (Cost $649,616,380)—101.1%		649,097,972
Liabilities in Excess of Other Assets—(1.1%)		(7,213,108)
Net Assets—100.0%		$641,884,864

(a)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2023.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Aberdeen Funds (the "Trust" and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.    Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by abrdn Inc. (“abrdn” or the “Adviser”) as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds Sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
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Notes to Statement of Investments  (concluded)
January 31, 2023 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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